________________________________________________________________________________


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                         BROWN CAPITAL MANAGEMENT FUNDS


________________________________________________________________________________

                  Series of The Nottingham Investment Trust II


                             SEMI-ANNUAL REPORT 1999

                        FOR THE PERIOD ENDED SEPTEMBER 30



                               INVESTMENT ADVISOR
                         Brown Capital Management, Inc.
                            1201 North Calvert Street
                            Baltimore, Maryland 21202
                                 1-800-809-fund
                              www.browncapital.com


                         BROWN CAPITAL MANAGEMENT FUNDS
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863



                        This Report has been prepared for
                      shareholders and may be distributed
                          to others only if preceded or
                            accompanied by a current
                                   prospectus.


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 95.95%

       Biopharmaceuticals - 2.80%
            PE Corp-PE Biosystems Group ............................................                   3,600              $  260,100
                                                                                                                          ----------

       Building Materials - 1.92%
            Illinois Tool Works Inc. ...............................................                   2,400                 178,950
                                                                                                                          ----------

       Computers - 7.51%
            Compaq Computer Corporation ............................................                   2,100                  48,300
         (a)EMC Corporation ........................................................                   4,000                 285,750
            International Business Machines Corporation ............................                   3,000                 364,125
                                                                                                                          ----------
                                                                                                                             698,175
                                                                                                                          ----------
       Computer Software & Services - 14.57%
         (a)Acxiom Corporation .....................................................                   7,200                 141,525
         (a)BMC Software, Inc. .....................................................                   4,000                 286,250
         (a)Fiserv, Inc. ...........................................................                   4,500                 146,250
         (a)Microsoft Corporation ..................................................                   3,400                 307,913
            Network Associates, Inc. ...............................................                  12,400                 237,150
         (a)Sterling Commerce, Inc. ................................................                   4,872                  90,437
         (a)Sterling Software, Inc. ................................................                   7,300                 146,000
                                                                                                                          ----------
                                                                                                                           1,355,525
                                                                                                                          ----------
       Cosmetics & Personal Care - 2.08%
            The Dial Corporation ...................................................                   3,200                  81,600
            The Gillette Company ...................................................                   3,300                 111,994
                                                                                                                          ----------
                                                                                                                             193,594
                                                                                                                          ----------
       Educational Services - 0.67%
         (a)Sylvan Learning Systems, Inc. ..........................................                   3,200                  62,000
                                                                                                                          ----------

       Electronics - 3.75%
            General Electric Company ...............................................                   2,400                 284,550
         (a)Solectron Corporation ..................................................                     900                  64,463
                                                                                                                          ----------
                                                                                                                             349,013
                                                                                                                          ----------
       Entertainment - 3.10%
            Carnival Corporation ...................................................                   6,620                 287,970
                                                                                                                          ----------

       Financial - Banks, Money Center - 5.57%
            Bank of America Corporation ............................................                   2,800                 155,925
            Citigroup Inc. .........................................................                   4,050                 178,200
            The Chase Manhattan Corporation ........................................                   2,440                 183,915
                                                                                                                          ----------
                                                                                                                             518,040
                                                                                                                          ----------
       Financial - Savings/Loans/Thrifts - 2.54%
            Mellon Bank Corporation ................................................                   7,000                 236,250
                                                                                                                          ----------

                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Securities Brokers - 3.19%
            SLM Holding Corporation ................................................                   6,900              $  296,700
                                                                                                                          ----------

       Financial Services - 4.46%
            Equifax Inc. ...........................................................                   7,350                 206,259
            T. Rowe Price Associates, Inc. .........................................                   7,600                 208,525
                                                                                                                          ----------
                                                                                                                             414,784
                                                                                                                          ----------
       Hand & Machine Tools - 0.85%
            Danaher Corporation ....................................................                   1,500                  79,031
                                                                                                                          ----------

       Household Products & Housewares - 2.32%
            Newell Rubbermaid, Inc. ................................................                   7,550                 215,647
                                                                                                                          ----------

       Human Resources - 1.52%
            Robert Half International, Inc. ........................................                   5,900                 141,600
                                                                                                                          ----------

       Insurance - Life & Health - 1.86%
            AFLAC Incorporated .....................................................                   4,124                 172,692
                                                                                                                          ----------

       Leisure Time - 2.31%
            Harley-Davidson, Inc. ..................................................                   4,300                 215,269
                                                                                                                          ----------

       Medical - Biotechnology - 3.67%
            Covance Inc. ...........................................................                   7,800                  75,562
            Merck & Co., Inc. ......................................................                   4,100                 265,731
                                                                                                                          ----------
                                                                                                                             341,293
                                                                                                                          ----------
       Medical - Hospital Management & Services - 5.49%
            Guidant Corporation ....................................................                   4,400                 235,950
         (a)HCR Manor Care, Inc. ...................................................                   8,200                 140,937
         (a)Health Management Associates, Inc. .....................................                  18,200                 134,225
                                                                                                                          ----------
                                                                                                                             511,112
                                                                                                                          ----------
       Medical Supplies - 1.98%
            Johnson & Johnson ......................................................                   2,000                 183,750
                                                                                                                          ----------

       Oil & Gas - Equipment & Services - 2.34%
            Schlumberger Limited ...................................................                   3,500                 218,094
                                                                                                                          ----------

       Pharmaceuticals - 3.38%
            Cardinal Health, Inc. ..................................................                   5,762                 314,029
                                                                                                                          ----------


                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Department Stores - 3.71%
            Dollar General Corporation .............................................                  11,078              $  345,495
                                                                                                                          ----------

       Retail - General Merchandise - 1.76%
         (a)Staples, Inc. ..........................................................                   7,500                 163,594
                                                                                                                          ----------

       Retail - Specialty - 1.77%
            The Home Depot, Inc. ...................................................                   2,400                 164,700
                                                                                                                          ----------

       Telecommunications Equipment - 6.94%
         (a)ADC Telecommunications, Inc. ...........................................                   4,800                 201,300
            Lucent Technologies Inc. ...............................................                   3,600                 233,550
         (a)Tellabs, Inc. ..........................................................                   3,700                 210,669
                                                                                                                          ----------
                                                                                                                             645,519
                                                                                                                          ----------
       Utilities - Telecommunications - 3.89%
            AT&T Corp. .............................................................                   4,200                 182,700
            MCI WorldCom, Inc. .....................................................                   2,500                 179,688
                                                                                                                          ----------
                                                                                                                             362,388
                                                                                                                          ----------

            Total Common Stocks (Cost $7,616,271) ..................................                                       8,925,314
                                                                                                                          ----------

INVESTMENT COMPANY - 3.99%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                 371,783                 371,783
            (Cost $371,783)                                                                                               ----------

Total Value of Investments (Cost $7,988,054 (b)) ...................................                   99.94 %            $9,297,097
Other Assets Less Liabilities ......................................................                    0.06 %                 5,221
                                                                                                      ------              ----------
       Net Assets ..................................................................                  100.00 %            $9,302,318
                                                                                                      ======              ==========

       (a) Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same.
           Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ..................................................................                   $1,988,776
            Unrealized depreciation ..................................................................                     (679,733)
                                                                                                                         ----------

                            Net unrealized appreciation                                                                  $1,309,043
                                                                                                                         ==========

See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $7,988,054) ..............................................................             $9,297,097
       Cash .................................................................................................                    106
       Income receivable ....................................................................................                  7,056
       Other assets .........................................................................................                  3,961
                                                                                                                          ----------

            Total assets ....................................................................................              9,308,220
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .....................................................................................                  5,902
                                                                                                                          ----------

NET ASSETS
       (applicable to 412,528 Institutional class shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..............................................             $9,302,318
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($9,302,318 / 412,528 shares) ........................................................................                 $22.55
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ......................................................................................             $6,801,767
       Accumulated net realized gain on investments .........................................................              1,191,508
       Net unrealized appreciation on investments ...........................................................              1,309,043
                                                                                                                          ----------
                                                                                                                          $9,302,318
                                                                                                                          ==========















See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1999
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends ....................................................................................              $    37,737
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ............................................................                   31,842
            Fund administration fees (note 2) ............................................................                    8,573
            Custody fees .................................................................................                    2,305
            Registration and filing administration fees (note 2) .........................................                    2,406
            Fund accounting fees (note 2) ................................................................                   12,000
            Audit fees ...................................................................................                    5,365
            Legal fees ...................................................................................                    2,507
            Securities pricing fees ......................................................................                    1,612
            Shareholder recordkeeping fees ...............................................................                    4,500
            Other accounting fees (note 2) ...............................................................                    3,304
            Shareholder servicing expenses ...............................................................                    1,755
            Registration and filing expenses .............................................................                    2,808
            Printing expenses ............................................................................                    1,253
            Trustee fees and meeting expenses ............................................................                    1,855
            Other operating expenses .....................................................................                    1,378
                                                                                                                        -----------

                  Total expenses .........................................................................                   83,463
                                                                                                                        -----------

                  Less investment advisory fees waived (note 2) ..........................................                  (24,792)
                                                                                                                        -----------

                  Net expenses ...........................................................................                   58,671
                                                                                                                        -----------

                       Net investment loss ...............................................................                  (20,934)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                  959,172
       Decrease in unrealized appreciation on investments ................................................               (1,219,141)
                                                                                                                        -----------

            Net realized and unrealized loss on investments ..............................................                 (259,969)
                                                                                                                        -----------

                  Net decrease in net assets resulting from operations ...................................              $  (280,903)
                                                                                                                        ===========











See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    September 30,         March 31,
                                                                                                        1999                1999
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ....................................................................   $  (20,934)         $  (32,585)
          Net realized gain from investment transactions .........................................      959,172             528,673
          (Decrease) increase in unrealized appreciation on investments ..........................   (1,219,141)            343,908
                                                                                                     ----------          ----------

              Net (decrease) increase in net assets resulting from operations ....................     (280,903)            839,996
                                                                                                     ----------          ----------

     Distribution to shareholders from
          Net realized gain from investment transactions .........................................            0            (261,668)
                                                                                                     ----------          ----------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a) ........     (238,948)          1,094,071
                                                                                                     ----------          ----------

                   Total (decrease) increase in net assets .......................................     (519,851)          1,672,399

NET ASSETS

     Beginning of period .........................................................................    9,822,169           8,149,770
                                                                                                     ----------          ----------

     End of period ...............................................................................   $9,302,318          $9,822,169
                                                                                                     ==========          ==========



(a) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                       Period ended                            Year ended
                                                                    September 30, 1999                       March 31, 1999

                                                               Shares               Value              Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ....................................                 20,201          $  477,169              83,530          $1,844,436
Shares issued for reinvestment
     of distributions ..........................                      0                   0              11,017             259,788
                                                             ----------          ----------          ----------          ----------

                                                                 20,201             477,169              94,547           2,104,224

Shares redeemed ................................                (30,275)           (716,117)            (44,515)         (1,010,153)
                                                             ----------          ----------          ----------          ----------

     Net (decrease) increase ...................                (10,074)         $ (238,948)             50,032          $1,094,071
                                                             ==========          ==========          ==========          ==========







See accompanying notes to financial statements


                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended     Year ended      Year ended      Year ended      Year ended
                                                       September 30,     March 31,       March 31,       March 31,       March 31,
                                                           1999            1999            1998            1997            1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................        $23.24         $21.87          $16.61          $15.81          $12.36

      (Loss) income from investment operations
           Net investment (loss) income .............        (0.05)          (0.08)          (0.03)           0.05            0.00
           Net realized and unrealized (loss) gain
             on investments .........................        (0.64)           2.14            7.31            1.36            3.72
                                                        ----------      ----------      ----------      ----------      ----------

                Total from investment operations ....        (0.69)           2.06            7.28            1.41            3.72
                                                        ----------      ----------      ----------      ----------      ----------

      Distributions to shareholders from
           Net investment income ....................        (0.00)           0.00            0.00           (0.05)           0.00
           Net realized gain from investment transactions    (0.00)          (0.69)          (1.98)          (0.56)          (0.27)
           Distributions in excess of net realized gains      0.00            0.00           (0.04)           0.00            0.00
                                                        ----------      ----------      ----------      ----------      ----------

                Total distributions .................        (0.00)          (0.69)          (2.02)          (0.61)          (0.27)
                                                        ----------      ----------      ----------      ----------      ----------

Net asset value, end of period ......................       $22.55          $23.24          $21.87          $16.61          $15.81
                                                        ==========      ==========      ==========      ==========      ==========

Total return ........................................        (2.93)%          9.34 %         44.68 %          8.91 %         30.25 %
                                                        ==========      ==========      ==========      ==========      ==========

Ratios/supplemental data

      Net assets, end of period .....................   $9,302,318      $9,822,169      $8,149,770      $4,405,020      $1,965,862
                                                        ==========      ==========      ==========      ==========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees      1.70 %(a)       1.88 %          1.98 %          3.37 %          5.58 %
           After expense reimbursements and waived fees       1.20 %(a)       1.20 %          1.20 %          1.20 %          1.56 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees     (0.94)%(a)      (1.07)%         (0.94)%         (1.85)%         (4.20)%
           After expense reimbursements and waived fees      (0.42)%(a)      (0.39)%         (0.16)%          0.32 %          0.01 %

      Portfolio turnover rate ..........................     20.42 %(a)      67.43 %         38.42 %         34.21 %         48.06 %


(a) Annualized.


                                                                            See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                    As a result of the Fund's operating net investment loss, a reclassification adjustment of $20,934 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease net realized gain on investments.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $24,792 ($0.06 per share) for the period ended September 30, 1999.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,926,249 and $2,083,688, respectively, for the period ended September 30, 1999.


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 72.44%

       Biopharmaceuticals - 1.81%
            PE Corp-PE Biosystems Group ............................................                   2,700             $   195,075
                                                                                                                         -----------

       Building Materials - 0.15%
            Fastenal Company .......................................................                     350                  16,494
                                                                                                                         -----------

       Commercial Services - 1.94%
            Equifax Inc. ...........................................................                   5,925                 166,270
         (a)Sylvan Learning Systems, Inc. ..........................................                   2,200                  42,625
                                                                                                                         -----------
                                                                                                                             208,895
                                                                                                                         -----------
       Computers - 5.95%
            Compaq Computer Corporation ............................................                   1,500                  34,500
         (a)EMC Corporation ........................................................                   4,050                 289,322
            International Business Machines Corporation ............................                   2,600                 315,575
                                                                                                                         -----------
                                                                                                                             639,397
                                                                                                                         -----------
       Computer Software & Services - 10.93%
         (a)Acxiom Corporation .....................................................                   6,575                 129,240
         (a)BMC Software, Inc. .....................................................                   3,425                 245,102
         (a)Fiserv, Inc. ...........................................................                   3,880                 126,100
         (a)Microsoft Corporation ..................................................                   3,100                 280,744
         (a)Network Associates, Inc. ...............................................                   9,550                 182,644
         (a)Sterling Commerce, Inc. ................................................                   4,040                  74,992
         (a)Sterling Software, Inc. ................................................                   5,950                 136,000
                                                                                                                         -----------
                                                                                                                           1,174,822
                                                                                                                         -----------
       Cosmetics & Personal Care - 1.55%
            The Dial Corporation ...................................................                   2,800                  71,400
            The Gillette Company ...................................................                   2,800                  95,025
                                                                                                                         -----------
                                                                                                                             166,425
                                                                                                                         -----------
       Electronics - 3.29%
         (a)Altera Corporation .....................................................                     500                  21,688
            General Electric Company ...............................................                   1,955                 231,790
         (a)Solectron Corporation ..................................................                   1,400                 100,275
                                                                                                                         -----------
                                                                                                                             353,753
                                                                                                                         -----------
       Entertainment - 2.53%
            Carnival Corporation ...................................................                   5,875                 255,563
            The Walt Disney Company ................................................                     625                  16,172
                                                                                                                         -----------
                                                                                                                             271,735
                                                                                                                         -----------
       Financial - Banks, Money Center - 5.58%
            Bank of America Corporation ............................................                   2,100                 116,944
            Citigroup Inc. .........................................................                   2,850                 125,400


                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Banks, Money Center - (Continued)
            Mellon Bank Corporation ................................................                   5,450             $   183,938
            The Chase Manhattan Corporation ........................................                   2,313                 174,342
                                                                                                                         -----------
                                                                                                                             600,624
                                                                                                                         -----------
       Financial Services - 4.01%
            SLM Holding Corporation ................................................                   5,475                 235,425
            T. Rowe Price Associates, Inc. .........................................                   7,125                 195,492
                                                                                                                         -----------
                                                                                                                             430,917
                                                                                                                         -----------
       Hand & Machine Tools - 0.66%
            Danaher Corporation ....................................................                   1,350                  71,128
                                                                                                                         -----------

       Household Products & Housewares - 1.53%
            Newell Rubbermaid Inc. .................................................                   5,750                 164,234
                                                                                                                         -----------

       Human Resources - 1.00%
         (a)Robert Half International Inc. .........................................                   4,500                 108,000
                                                                                                                         -----------

       Insurance - Life & Health - 1.99%
            AFLAC Incorporated .....................................................                   5,110                 213,981
                                                                                                                         -----------

       Leisure Time - 1.71%
            Harley-Davidson, Inc. ..................................................                   3,675                 183,979
                                                                                                                         -----------

       Manufacturing - 1.54%
            Illinois Tool Works Inc. ...............................................                   2,225                 165,902
                                                                                                                         -----------

       Medical - Hospital Management & Service - 2.05%
         (a)HCR Manor Care, Inc. ...................................................                   6,562                 112,784
         (a)Health Management Associates, Inc. .....................................                  14,600                 107,675
                                                                                                                         -----------
                                                                                                                             220,459
                                                                                                                         -----------
       Medical Supplies - 3.12%
            Guidant Corporation ....................................................                   3,300                 176,963
            Johnson & Johnson ......................................................                   1,725                 158,484
                                                                                                                         -----------
                                                                                                                             335,447
                                                                                                                         -----------
       Oil & Gas - Equipment & Services - 1.62%
            Schlumberger Limited ...................................................                   2,800                 174,475
                                                                                                                         -----------

       Pharmaceuticals - 5.27%
         (a)ALZA Corporation .......................................................                     500                  21,406
            Cardinal Health, Inc. ..................................................                   4,858                 264,761


                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Pharmaceuticals - (Continued)
         (a)Covance Inc. ...........................................................                   5,600             $    54,250
            Merck & Co., Inc. ......................................................                   3,500                 226,844
                                                                                                                         -----------
                                                                                                                             567,261
                                                                                                                         -----------
       Real Estate Investment Trusts - 0.17%
            The Rouse Company ......................................................                     800                  18,400
                                                                                                                         -----------

       Restaurants & Food Service - 0.09%
            CBRL Group, Inc. .......................................................                     650                  10,075
                                                                                                                         -----------

       Retail - Department Stores - 2.35%
            Dollar General Corporation .............................................                   8,091                 252,338
                                                                                                                         -----------

       Retail - General Merchandise - 1.74%
         (a)Staples, Inc. ..........................................................                   8,575                 187,043
                                                                                                                         -----------

       Retail - Grocery - 0.11%
            Casey's General Stores, Inc. ...........................................                     850                  11,395
                                                                                                                         -----------

       Retail - Specialty Line - 1.73%
         (a)AutoZone, Inc. .........................................................                     825                  23,152
            The Home Depot, Inc. ...................................................                   2,375                 162,984
                                                                                                                         -----------
                                                                                                                             186,136
                                                                                                                         -----------
       Telecommunications Equipment - 6.56%
         (a)ADC Telecommunications, Inc. ...........................................                   3,900                 163,556
            Lucent Technologies Inc. ...............................................                   2,600                 168,675
         (a)Tellabs, Inc. ..........................................................                   3,400                 193,587
         (a)MCI WorldCom, Inc. .....................................................                   2,500                 179,688
                                                                                                                         -----------
                                                                                                                             705,506
                                                                                                                         -----------
       Utilities - Telecommunications - 1.46%
            AT&T Corp. .............................................................                   3,600                 156,600
                                                                                                                         -----------

            Total Common Stocks (Cost $7,030,844) ..........................................................               7,790,496
                                                                                                                         -----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                               Interest             Maturity
                                                            Principal            Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.41%

       United States Treasury Note .....................    $ 20,000             6.250%             08/15/23                  19,703
       United States Treasury Note .....................      20,000             8.000%             11/15/21                  23,659


                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Interest             Maturity           Value
                                                            Principal            Rate                 Date           (note 1)
------------------------------------------------------------------------------------------------------------------------------------



U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)

       United States Treasury Note .....................    $ 90,000             6.375%             08/15/02             $    91,560
       United States Treasury Note .....................     100,000             7.500%             02/15/05                 107,000
       United States Treasury Note .....................     100,000             7.750%             01/31/00                 100,848
       Federal Home Loan Bank Strip ....................     100,000             0.000%             07/14/17                  23,313
       General National Mortgage Association
            Pool #238773 ...............................         871             9.500%             11/15/17                     935
                                                                                                                         -----------

            Total U.S. Government and Agency Obligations (Cost $363,660) ...................................                 367,018
                                                                                                                         -----------

CORPORATE OBLIGATIONS - 10.95%

       Alabama Power Company ...........................      35,000             7.750%             02/01/23                  34,241
       AMR Corporation .................................      10,000            10.000%             02/01/01                  10,388
       AT&T Corporation ................................      75,000             5.625%             03/15/04                  72,000
       Boston Edison Company ...........................      60,000             7.800%             05/15/10                  62,398
       Chase Manhattan Corporation .....................      45,000             6.500%             08/01/05                  44,156
       Chesapeake & Potomac Telephone of Virginia ......      90,000             7.250%             06/01/12                  88,425
       Citicorp ........................................      25,000             7.125%             06/01/03                  25,234
       Dow Chemical Capital Debentures .................      15,000             9.200%             06/01/10                  16,954
       Ford Motor Credit Corporation ...................      55,000             7.250%             09/01/10                  54,247
       ITT Corporation .................................      95,000             7.375%             11/15/15                  79,953
       Merrill Lynch ...................................     160,000             7.150%             07/30/12                 154,227
       Monsanto Company ................................      95,000             6.210%             02/05/08                  90,131
       Nalco Chemical ..................................      50,000             6.250%             05/15/08                  45,826
       Nationsbank Corporation .........................      15,000             6.875%             02/15/05                  14,875
       RJR Nabisco, Corp. ..............................      30,000             8.750%             04/15/04                  30,675
       The Rouse Company ...............................      35,000             8.500%             01/15/03                  35,762
       The Walt Disney Company .........................     100,000             7.750%             09/30/11                 101,011
       Time Warner, Inc. ...............................      35,000             9.150%             02/01/23                  39,113
       U. S. F. & G. Corporation .......................      90,000             7.125%             06/01/05                  90,348
       Wal-Mart Stores .................................      80,000             8.070%             12/21/12                  87,430
                                                                                                                         -----------

            Total Corporate Obligations (Cost $1,203,856) ..................................................               1,177,394
                                                                                                                         -----------

                                                                                                  --------------
                                                                                                      Shares
                                                                                                  --------------
INVESTMENT COMPANIES - 8.91%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                 479,014                 479,014


                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - (Continued)

       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Shares .................................                 479,014             $   479,014
                                                                                                                         -----------

            Total Investment Companies (Cost $958,028) .............................                                         958,028
                                                                                                                         -----------


Total Value of Investments (Cost $9,556,388 (b)) ...................................                   95.71%            $10,292,936
Other Assets Less Liabilities ......................................................                    4.29%                461,713
                                                                                                      ------             -----------
       Net Assets ..................................................................                  100.00%            $10,754,649
                                                                                                      ======             ===========


       (a) Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same.
           Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation ........................................................................            $ 1,305,427
            Unrealized depreciation ........................................................................               (568,879)
                                                                                                                        -----------

                            Net unrealized appreciation ....................................................            $   736,548
                                                                                                                        ===========




















See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $9,556,388) .........................................................                 $10,292,936
       Cash ............................................................................................                     430,030
       Income receivable ...............................................................................                      33,472
       Other assets ....................................................................................                       4,316
                                                                                                                         -----------

            Total assets ...............................................................................                  10,760,754
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ................................................................................                       5,170
       Payable for investment purchases ................................................................                         935
                                                                                                                         -----------

            Total liabilities ..........................................................................                       6,105
                                                                                                                         -----------

NET ASSETS
       (applicable to 622,679 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                 $10,754,649
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($10,754,649 / 622,679 shares) ..................................................................                      $17.27
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                 $ 9,144,419
       Undistributed net investment income .............................................................                       2,899
       Accumulated net realized gain on investments ....................................................                     870,783
       Net unrealized appreciation on investments ......................................................                     736,548
                                                                                                                         -----------
                                                                                                                         $10,754,649
                                                                                                                         ===========











See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1999
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Interest ......................................................................................               $  48,052
            Dividends .....................................................................................                  44,146
                                                                                                                          ---------

                  Total income ............................................................................                  92,198
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  32,386
            Fund administration fees (note 2) .............................................................                   8,719
            Custody fees ..................................................................................                   2,102
            Registration and filing administration fees (note 2) ..........................................                   2,326
            Fund accounting fees (note 2) .................................................................                  12,000
            Audit fees ....................................................................................                   5,355
            Legal fees ....................................................................................                   2,503
            Securities pricing fees .......................................................................                   2,797
            Shareholder recordkeeping fees ................................................................                   4,500
            Other accounting fees (note 2) ................................................................                   3,094
            Shareholder servicing expenses ................................................................                   1,151
            Registration and filing expenses ..............................................................                   2,603
            Printing expenses .............................................................................                     801
            Trustee fees and meeting expenses .............................................................                   1,852
            Other operating expenses ......................................................................                   1,372
                                                                                                                          ---------

                  Total expenses ..........................................................................                  83,561
                                                                                                                          ---------

                  Less: Investment advisory fees waived (note 2) ..........................................                 (23,727)
                                                                                                                          ---------


                  Net expenses ............................................................................                  59,834
                                                                                                                          ---------

                       Net investment income ..............................................................                  32,364
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 676,101
       Decrease in unrealized appreciation on investments .................................................                (972,632)
                                                                                                                          ---------

            Net realized and unrealized loss on investments ...............................................                (296,531)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations ....................................               $(264,167)
                                                                                                                          =========







See accompanying notes to financial statements


                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                      1999                 1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income .....................................................              $    32,364          $    50,874
          Net realized gain from investment transactions ............................                  676,101              338,978
          (Decrease) increase in unrealized appreciation on investments .............                 (972,632)             195,131
                                                                                                   -----------          -----------

              Net (decrease) increase in net assets resulting from operations .......                 (264,167)             584,983
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net investment income .....................................................                  (29,478)             (50,801)
          Net realized gain from investment transactions ............................                        0             (161,031)
                                                                                                   -----------          -----------

              Decrease in net assets resulting from distributions ...................                  (29,478)            (211,832)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ......                1,445,390            3,152,016
                                                                                                   -----------          -----------

                      Total increase in net assets ..................................                1,151,745            3,525,167

NET ASSETS

     Beginning of period ............................................................                9,602,904            6,077,737
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income of $13 ............              $10,754,649          $ 9,602,904
                    on March 31, 1999 and $2,899 at September 30, 1999)                            ===========          ===========



(a) A summary of capital share activity follows:
                                                  ----------------------------------------------------------------------------------
                                                                    Period ended                               Year ended
                                                                 September 30, 1999                          March 31, 1999

                                                            Shares               Value                Shares               Value
                                                  ----------------------------------------------------------------------------------

Shares sold ....................................             113,862          $ 2,011,298              220,097          $ 3,825,498
Shares issued for reinvestment
     of distributions ..........................               1,642               29,145               11,926              210,991
                                                         -----------          -----------          -----------          -----------

                                                             115,504            2,040,443              232,023            4,036,489

Shares redeemed ................................             (33,036)            (595,053)             (52,851)            (884,473)
                                                         -----------          -----------          -----------          -----------

     Net increase ..............................              82,468          $ 1,445,390              179,172          $ 3,152,016
                                                         ===========          ===========          ===========          ===========




See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended    Year ended     Year ended     Year ended     Year ended
                                                          September 30,    March 31,      March 31,      March 31,      March 31,
                                                              1999           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................        $17.78         $16.83         $13.60         $13.76         $11.56

      Income (loss) from investment operations
           Net investment income .......................          0.05           0.13           0.17           0.21           0.12
           Net realized and unrealized (loss) gain
             on investments ............................         (0.51)          1.39           4.65           0.76           2.98
                                                           -----------    -----------    -----------    -----------    -----------

                Total from investment operations .......         (0.46)          1.52           4.82           0.97           3.10
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .......................         (0.05)         (0.13)         (0.17)         (0.21)         (0.12)
           Net realized gain from investment transactions        (0.00)         (0.44)         (1.42)         (0.92)         (0.78)
                                                           -----------    -----------    -----------    -----------    -----------

                Total distributions ....................         (0.05)         (0.57)         (1.59)         (1.13)         (0.90)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................        $17.27         $17.78         $16.83         $13.60         $13.76
                                                           ===========    ===========    ===========    ===========    ===========

Total return ...........................................         (2.54)%         8.99 %        36.19 %         7.01 %        27.04 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of period ........................   $10,754,649    $ 9,602,904    $ 6,077,737    $ 3,874,653    $ 3,319,314
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.68 %(a)      2.11 %         2.22 %         2.85 %         3.50 %
           After expense reimbursements and waived fees           1.20 %(a)      1.20 %         1.20 %         1.20 %         1.59 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees          0.18 %(a)     (0.17)%         0.05 %        (0.13)%        (0.97)%
           After expense reimbursements and waived fees           0.66 %(a)      0.74 %         1.08 %         1.51 %         0.94 %


      Portfolio turnover rate ..........................         18.86 %        58.38 %        33.54 %        45.58 %        43.59 %


(a)   Annualized.

                                                                                   See accompanying notes to financial statements


                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $23,727 ($0.04 per share) for the period ended September 30, 1999.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $2,981,843 and $1,606,162, respectively, for the period ended September 30, 1999.


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.49%

       Chemicals - 0.71%
         (a)Synthetech, Inc. .....................................................                   44,700              $   192,769
                                                                                                                         -----------

       Commercial Services - 19.56%
         (a)Acxiom Corporation ...................................................                   36,700                  721,386
         (a)Dendrite International, Inc. .........................................                   20,900                  987,525
            Fair, Isaac and Company, Incorporated ................................                   24,700                  693,144
         (a)Harbinger Corporation ................................................                   38,400                  648,000
         (a)Healthworld Corporation ..............................................                   21,200                  296,800
         (a)infoUSA Inc. - Class A ...............................................                   27,800                  187,650
         (a)infoUSA Inc. - Class B ...............................................                   28,300                  194,562
         (a)Manugistics Group, Inc. ..............................................                   36,900                  387,450
         (a)QRS Corporation ......................................................                   16,550                1,061,269
         (a)Quintiles Transnational Corp. ........................................                    6,200                  117,994
                                                                                                                         -----------
                                                                                                                           5,295,780
                                                                                                                         -----------
       Computers - 2.52%
         (a)RadiSys Corporation ..................................................                   17,400                  682,949
                                                                                                                         -----------

       Computer Software & Services - 20.47%
         (a)Advent Software, Inc. ................................................                   17,400                1,083,150
         (a)American Software, Inc. ..............................................                  150,300                  432,112
         (a)Best Software, Inc. ..................................................                   38,800                  766,300
         (a)BMC Software, Inc. ...................................................                   13,043                  933,390
         (a)Concord Communications, Inc. .........................................                    4,800                  190,800
         (a)Datastream Systems, Inc. .............................................                   70,900                  930,562
         (a)Hyperion Solutions Corporation .......................................                   13,710                  301,620
         (a)Network Associates, Inc. .............................................                    7,287                  139,369
         (a)SPSS Inc. ............................................................                   39,400                  765,837
                                                                                                                         -----------
                                                                                                                           5,543,140
                                                                                                                         -----------
       Cosmetics & Personal Care - 0.64%
            Kimberly-Clark Corporation ...........................................                    3,284                  172,410
                                                                                                                         -----------

       Electronics - Semiconductor - 1.23%
         (a)Medialink Worldwide Incorporated .....................................                   31,800                  333,900
                                                                                                                         -----------

       Financial Services - 4.43%
         (a)BISYS Group, Inc. (the) ..............................................                   15,300                  717,666
         (a)CFI ProServices, Inc. ................................................                   20,100                  196,604
            T. Rowe Price Associates, Inc. .......................................                   10,400                  285,350
                                                                                                                         -----------
                                                                                                                           1,199,620
                                                                                                                         -----------


                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Hand & Machine Tools - 1.95%
         (a)Flow International Corporation .......................................                   50,800              $   527,050
                                                                                                                         -----------

       Machine - Diversified - 4.47%
         (a)Cognex Corporation ...................................................                   17,100                  516,206
         (a)Structural Dynamics Research Corporation .............................                   46,200                  694,446
                                                                                                                         -----------
                                                                                                                           1,210,652
                                                                                                                         -----------

       Medical - Biotechnologhy - 14.41%
         (a)Affymetrix, Inc. .....................................................                   13,400                1,319,062
         (a)BioReliance Corporation ..............................................                   37,200                  232,500
         (a)Cerner Corporation ...................................................                   20,300                  309,575
         (a)ChiRex Inc. ..........................................................                   31,500                  813,094
         (a)Human Genome Sciences, Inc. ..........................................                    4,100                  302,375
         (a)Incyte Pharmaceuticals, Inc. .........................................                    9,500                  219,687
         (a)Pharmacopeia, Inc. ...................................................                   38,600                  419,775
         (a)Synbiotics Corporation ...............................................                   12,400                   31,775
         (a)Tripos, Inc. .........................................................                   39,800                  253,725
                                                                                                                         -----------
                                                                                                                           3,901,568
                                                                                                                         -----------
       Medical Supplies - 7.78%
            Diagnostic Products Corporation ......................................                   33,600                  903,000
         (a)Techne Corporation ...................................................                   38,400                1,204,800
                                                                                                                         -----------
                                                                                                                           2,107,800
                                                                                                                         -----------
       Pharmaceuticals - 5.98%
         (a)ALZA Corporation .....................................................                   15,100                  646,469
         (a)Albany Molecular Research, Inc. ......................................                    8,400                  211,050
         (a)Applied Analytical Industries, Inc. ..................................                   29,700                  334,125
         (a)Kendle International Inc. ............................................                   26,300                  208,756
         (a)Lynx Therapeutics, Inc. ..............................................                       81                      911
         (a)Professional Detailing, Inc. .........................................                    8,400                  217,875
                                                                                                                         -----------
                                                                                                                           1,619,186
                                                                                                                         -----------
       Real Estate Investment Trust - 0.55%
            Post Properties, Inc. ................................................                    3,800                  149,387
                                                                                                                         -----------

       Restaurants & Food Services - 6.30%
         (a)Panera Bread Company .................................................                  100,800                  667,800
         (a)The Cheesecake Factory Incorporated ..................................                   37,400                1,037,850
                                                                                                                         -----------
                                                                                                                           1,705,650
                                                                                                                         -----------
       Retail - Specialty Line - 2.49%
            Fastenal Company .....................................................                   14,300                  673,887
                                                                                                                         -----------


                                                                                                                         (Continued)

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Warrants - 0.00%
         (a)ALZA Corporation, expiration date December 31, 1999 ..................                      150              $         5
                                                                                                                         -----------

            Total Common Stocks (Cost $21,188,138) ...............................                                        25,315,753
                                                                                                                         -----------

INVESTMENT COMPANIES - 6.44%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .............................                1,185,732                1,185,732
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares .......................                  558,542                  558,542
                                                                                                                         -----------

            Total Investment Companies (Cost $1,744,274) .........................                                         1,744,274
                                                                                                                         -----------


Total Value of Investments (Cost $22,932,412 (b)) ................................                    99.93 %            $27,060,027
Other Assets Less Liabilities ....................................................                     0.07 %                 17,647
                                                                                                     ------              -----------
       Net Assets ................................................................                   100.00 %            $27,077,674
                                                                                                     ======              ===========

       (a) Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same.
           Unrealized appreciation (depreciation) of  investments for financial  reporting and federal income tax purposes is as follows:

            Unrealized appreciation ....................................................................                $ 6,426,643
            Unrealized depreciation ....................................................................                 (2,299,028)
                                                                                                                        -----------

                            Net unrealized appreciation ................................................                $ 4,127,615
                                                                                                                        ===========













See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $22,932,412) ............................................................             $27,060,027
       Cash ................................................................................................                   8,470
       Income receivable ...................................................................................                  10,184
       Receivable for fund shares sold .....................................................................                   4,000
       Other assets ........................................................................................                     916
                                                                                                                         -----------

            Total assets ...................................................................................              27,083,597
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ....................................................................................                   5,923
                                                                                                                         -----------

NET ASSETS
       (applicable to 1,179,012 Institutional shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .............................................             $27,077,674
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($27,077,674 / 1,179,012 shares) ....................................................................                  $22.97
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................             $20,576,420
       Accumulated net realized gain on investments ........................................................               2,373,639
       Net unrealized appreciation on investments ..........................................................               4,127,615
                                                                                                                         -----------
                                                                                                                         $27,077,674
                                                                                                                         ===========

















See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1999
                                                             (Unaudited)



INVESTMENT LOSS

       Income
            Dividends ....................................................................................               $   49,477
                                                                                                                         ----------

       Expenses
            Investment advisory fees (note 2) ............................................................                  129,773
            Fund administration fees (note 2) ............................................................                   22,710
            Custody fees .................................................................................                    2,252
            Registration and filing administration fees (note 2) .........................................                    4,118
            Fund accounting fees (note 2) ................................................................                   12,000
            Audit fees ...................................................................................                    5,355
            Legal fees ...................................................................................                    2,503
            Securities pricing fees ......................................................................                    1,966
            Shareholder recordkeeping fees ...............................................................                    4,500
            Shareholder servicing expenses ...............................................................                    2,252
            Registration and filing expenses .............................................................                    8,509
            Printing expenses ............................................................................                    1,376
            Trustee fees and meeting expenses ............................................................                    1,852
            Other operating expenses .....................................................................                    1,721
                                                                                                                         ----------

                  Total expenses .........................................................................                  200,887
                                                                                                                         ----------

                  Less investment advisory fees waived (note 2) ..........................................                   (7,401)
                                                                                                                         ----------

                  Net expenses ...........................................................................                  193,486
                                                                                                                         ----------

                       Net investment loss ...............................................................                 (144,009)
                                                                                                                         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                  996,232
       Increase in unrealized appreciation on investments ................................................                3,200,620
                                                                                                                         ----------

            Net realized and unrealized gain on investments ..............................................                4,196,852
                                                                                                                         ----------

                  Net increase in net assets resulting from operations ...................................               $4,052,843
                                                                                                                         ==========











See accompanying notes to financial statements


                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                      1999                 1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment loss ............................................................         $  (144,009)         $  (148,904)
          Net realized gain from investment transactions .................................             996,232            1,615,338
          Increase (decrease) in unrealized appreciation on investments ..................           3,200,620           (3,101,684)
                                                                                                   -----------          -----------

              Net increase (decrease) in net assets resulting from operations ............           4,052,843           (1,635,250)
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions .................................                   0             (170,496)
                                                                                                   -----------          -----------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a)           (1,052,754)          14,317,387
                                                                                                   -----------          -----------

                   Total increase in net assets ..........................................           3,000,089           12,511,641

NET ASSETS

     Beginning of period .................................................................          24,077,585           11,565,944
                                                                                                   -----------          -----------

     End of period .......................................................................         $27,077,674          $24,077,585
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:
                                                 -----------------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                                September 30, 1999                          March 31, 1999

                                                           Shares                Value               Shares                Value
                                                 -----------------------------------------------------------------------------------

Shares sold ....................................             122,332          $ 2,769,619              805,203          $16,718,958
Shares issued for reinvestment
     of distributions ..........................                   0                    0                8,148              169,715
                                                         -----------          -----------          -----------          -----------

                                                             122,332            2,769,619              813,351           16,888,673

Shares redeemed ................................            (179,054)          (3,822,373)            (127,744)          (2,571,286)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ...................             (56,722)         $(1,052,754)             685,607          $14,317,387
                                                         ===========          ===========          ===========          ===========







See accompanying notes to financial statements

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Period ended    Year ended     Year ended     Year ended     Year ended
                                                          September 30,    March 31,      March 31,      March 31,      March 31,
                                                              1999           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................        $19.48         $21.02         $15.01         $15.13         $12.24

      (Loss) income from investment operations
           Net investment loss .........................         (0.12)         (0.12)         (0.11)         (0.03)         (0.06)
           Net realized and unrealized gain (loss)
             on investments ............................          3.61          (1.19)          6.36           0.27           4.00
                                                           -----------    -----------    -----------    -----------    -----------

                Total from investment operations .......          3.49          (1.31)          6.25           0.24           3.94
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net realized gain from investment transactions        (0.00)         (0.23)         (0.24)         (0.36)         (1.05)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................        $22.97         $19.48         $21.02         $15.01         $15.13
                                                           ===========    ===========    ===========    ===========    ===========

Total return ...........................................         17.86 %        (6.27)%        41.84 %         1.56 %        33.00 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of period ........................   $27,077,674    $24,077,585    $11,565,944    $ 6,518,687    $ 3,740,208
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.56 %(a)      1.85 %         2.05 %         2.70 %         3.49 %
           After expense reimbursements and waived fees           1.50 %(a)      1.50 %         1.50 %         1.50 %         1.69 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.16)%(a)     (1.33)%        (1.23)%        (1.50)%        (2.29)%
           After expense reimbursements and waived fees          (1.12)%(a)     (0.98)%        (0.68)%        (0.30)%        (0.50)%

      Portfolio turnover rate ..........................          9.66 %        29.45 %        11.64 %        13.39 %        23.43 %

(a) Annualized.


                                                                                 See accompanying notes to financial statements

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. The Fund began operations on July 23, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                    As a result of the Fund's operating net investment loss, a reclassification adjustment of $144,009 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease net realized gain on investments.

                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.50% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $7,401 ($0.01 per share) for the period ended September 30, 1999.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.
                                                          .

NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $2,343,498 and $2,637,647, respectively, for the period ended September 30, 1999.


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.84%

       Austrian Equity - 1.50%
            OMV AG .....................................................................                200               $   18,620
                                                                                                                          ----------

       Australian Equities - 4.75%
            Goodman Fielder Limited ....................................................             16,100                   14,920
            National Australia Bank Limited ............................................                900                   13,215
            Pioneer International Limited ..............................................              6,700                   16,528
            Westpac Banking Corporation ................................................              2,300                   14,185
                                                                                                                          ----------
                                                                                                                              58,848
                                                                                                                          ----------
       British Securities - 22.87%
            Allied Zurich Plc ..........................................................              1,600                   18,787
            Amvescap Plc ...............................................................              4,000                   32,640
            British Airways plc ........................................................              1,400                    7,862
            J Sainsbury plc ............................................................              4,400                   27,463
            Man (E D & F) Group plc ....................................................              3,000                   16,279
            Morgan Crucible Company plc ................................................              3,500                   14,929
            National Westminster Bank PLC ..............................................              1,000                   23,319
            PowerGen plc ...............................................................              1,400                   14,260
            Rolls-Royce plc ............................................................              3,800                   13,189
         (a)Select Appointments Holdings plc ...........................................              1,500                   25,407
         (a)Shire Pharmaceuticals Group PLC ............................................              1,500                   14,056
            Unigate plc ................................................................              2,200                   11,231
            United Biscuits (Holdings) plc .............................................              5,300                   15,973
            United News & Media plc ....................................................              4,100                   39,500
            United Utilities plc .......................................................                800                    8,755
                                                                                                                          ----------
                                                                                                                             283,650
                                                                                                                          ----------
       Canadian Equity - 0.99%
            Noranda, Inc. ..............................................................                900                   12,296
                                                                                                                          ----------

       Danish Equities - 2.93%
            Den Danske Bank Group ......................................................                200                   22,779
            Unidanmark A/S .............................................................                200                   13,553
                                                                                                                          ----------
                                                                                                                              36,332
                                                                                                                          ----------
       French Equities - 7.78%
            Alcatel ....................................................................                100                   13,839
            Alstom .....................................................................                300                   10,068
            Dexia France ...............................................................                100                   14,973
            Pechiney SA ................................................................                400                   22,246
            Rhone-Poulenc S.A ..........................................................                400                   20,748
            Scor .......................................................................                300                   14,599
                                                                                                                          ----------
                                                                                                                              96,473
                                                                                                                          ----------


                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (Continued)

       German Equities - 7.68%
            Adidas-Salomon AG ..........................................................                200               $   17,110
            DaimlerChrysler AG .........................................................                300                   20,817
            ProSieben Media AG .........................................................                400                   17,326
            Rhoen-Klinikum AG ..........................................................                200                   23,101
            Volkswagen AG ..............................................................                300                   16,873
                                                                                                                          ----------
                                                                                                                              95,227
                                                                                                                          ----------
       Hong Kong Equities - 2.81%
            Axa China Region Limited ...................................................             19,200                   12,605
            CLP Holdings Limited .......................................................              2,000                    9,397
            Esprit Holdings Limited ....................................................             14,000                   12,886
                                                                                                                          ----------
                                                                                                                              34,888
                                                                                                                          ----------
       Luxembourg Equity - 1.06%
            Societe Europeene des Satellites ...........................................                100                   13,141
                                                                                                                          ----------

       Mexican Equity - 1.08%
            Cemex SA de CV .............................................................              2,800                   13,462
                                                                                                                          ----------

       Netherlands Equities - 6.54%
            ABN AMRO Holding NV ........................................................                700                   15,796
            Akzo Nobel N.V .............................................................                500                   21,283
            DSM NV .....................................................................                600                   23,871
            Koninklijke (Royal) Philips Electronics N.V ................................                200                   20,213
                                                                                                                          ----------
                                                                                                                              81,163
                                                                                                                          ----------
       New Zealand Equity - 1.08%
            Telecom Corporation ........................................................              3,400                   13,446
                                                                                                                          ----------

       Norwegian Equity - 1.34%
         (a)Storebrand ASA .............................................................              2,200                   16,566
                                                                                                                          ----------

       Portugal Equity - 1.69%
            Portugal Telecom SA ........................................................                500                   20,898
                                                                                                                          ----------

       Singapore Equity - 2.12%
            Creative Technology Limited ................................................              1,400                   15,330
            Dairy Farm International Holdings Limited ..................................             11,000                   10,945
                                                                                                                          ----------
                                                                                                                              26,275
                                                                                                                          ----------
       Spanish Equities - 4.29%
            Endesa S.A .................................................................                700                   13,356
            Repsol-YPF, S.A ............................................................                800                   15,734
            Union Electrica Fenosa, S.A ................................................              1,600                   24,111
                                                                                                                          ----------
                                                                                                                              53,201
                                                                                                                          ----------

                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS (Continued)

       Swedish Equities - 4.60%
            Mo och Domsjoe AB ..........................................................                600               $   17,961
            Skandinaviska Enskilda Banken ..............................................              1,600                   16,358
            Volvo AB ...................................................................                800                   22,675
                                                                                                                          ----------
                                                                                                                              56,994
                                                                                                                          ----------
       Swiss Equities - 4.91%
         (a)ABB Ltd. ...................................................................                178                   18,457
         (a)Distefora Holding AG .......................................................                200                   26,760
            Swisscom AG ................................................................                 50                   15,654
                                                                                                                          ----------
                                                                                                                              60,871
                                                                                                                          ----------
       U. S. Domestic Equities - 14.82%
            Ace Limited ................................................................                600                   10,200
         (a)Asia Pulp & Paper Company Ltd. - ADR .......................................                700                    4,112
            Fomento Economico Mexicano, S.A. de C.V. - ADR .............................                500                   15,656
            Industrie Natuzzi SpA - ADR ................................................                700                   13,737
            Magyar Tavkozlesi Rt - ADR .................................................                400                   10,900
            New Holland N.V ............................................................                910                   14,560
            Petroleo Brasileiro S.A. - ADR .............................................                600                    9,407
            Royal Bank of Canada .......................................................                300                   12,488
            Telefonica del Peru S.A.A. - ADR ...........................................              1,000                   13,500
            Telesp Participacoes S.A. - ADR ............................................                350                    5,513
            Teva Pharmaceutical Industries Ltd. - ADR ..................................                300                   15,094
            The Toronto-Dominion Bank ..................................................              1,200                   23,400
            Transportadora de Gas del Sur S.A. - ADR ...................................              1,100                    9,006
            Videsh Sanchar Nigam Ltd. ..................................................                900                   12,668
            XL Capital Ltd. ............................................................                300                   13,500
                                                                                                                          ----------
                                                                                                                             183,741
                                                                                                                          ----------

                     Total Common Stocks (Cost $1,188,674) .............................                                   1,176,092
                                                                                                                          ----------

INVESTMENT COMPANIES - 9.18%

            Evergreen Money Market Treasury Institutional Money
                     Market Fund Institutional Service Shares ..........................             56,952                   56,952
            Evergreen Money Market Treasury Institutional Treasury
                     Money Market Fund Institutional Service Shares ....................             56,952                   56,952
                                                                                                                          ----------

                     Total Investment Companies (Cost $113,904) ........................                                     113,904
                                                                                                                          ----------



                                                                                                                         (Continued)

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value in US$
                                                                                                                          (note 1)
------------------------------------------------------------------------------------------------------------------------------------




Total Value of Investments (Cost $1,302,578 (b)) .................................                   104.02 %            $1,289,996
Liabilities In Excess of Other Assets ............................................                    (4.02)%               (49,854)
                                                                                                     ------              ----------
       Net Assets ................................................................                   100.00 %            $1,240,142
                                                                                                     ======              ==========




       (a) Non-income producing investment.

       (b) Aggregate cost for financial reporting and federal income tax purposes is the same.
           Unrealized  appreciation (depreciation) of investments  for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation ..................................................................                   $   65,116
            Unrealized depreciation ..................................................................                      (77,698)
                                                                                                                         ----------

                     Net unrealized depreciation                                                                         $  (12,582)
                                                                                                                         ==========


       The following acronym is used in this portfolio:

            AB - Aktiebolag (Swedish)
            ADR - American Depository Receipt
            AG - Aktiengesellschaft (German)
            NV - Naamloze Vennootschap (Dutch)
            PLC - Public Limited Company (British)
            SA - Socieded Anonima (Spanish)
            SA - Societe Anonyme (French)














See accompanying notes to financial statements

                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1999
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $1,302,578) ...............................................................           $1,289,996
       Cash ..................................................................................................               13,677
       Income receivable (cost $3,066) .......................................................................                3,096
       Prepaid expenses ......................................................................................                3,221
       Due from advisor (note 2) .............................................................................                7,088
                                                                                                                         ----------

            Total assets .....................................................................................            1,317,078
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ......................................................................................                7,029
       Payable for investment purchases ......................................................................               69,907
                                                                                                                         ----------

            Total liabilities ................................................................................               76,936
                                                                                                                         ----------

NET ASSETS
       (applicable to 126,033 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ...............................................           $1,240,142
                                                                                                                         ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($1,240,142 / 126,033 shares) .........................................................................                $9.84
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital .......................................................................................           $1,258,597
       Undistributed net investment income ...................................................................                1,295
       Accumulated net realized loss from investments and foreign currency transactions ......................               (7,198)
       Net unrealized depreciation on investments and translation of assets
            and liabilities in foreign currencies ............................................................              (12,552)
                                                                                                                         ----------

                                                                                                                         $1,240,142
                                                                                                                         ==========














See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                  For the period from May 28, 1999
                                                   (commencement of operations) to
                                                         September 30, 1999
                                                             (Unaudited)

INVESTMENT INCOME

       Income
            Interest .....................................................................................                 $  1,182
            Dividends (net of withholding taxes of $783) .................................................                    7,488
                                                                                                                           --------

                  Total income ...........................................................................                    8,670
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) ............................................................                    3,698
            Fund administration fees (note 2) ............................................................                      647
            Custody fees .................................................................................                    2,006
            Registration and filing administration fees (note 2) .........................................                       40
            Fund accounting fees (note 2) ................................................................                    8,000
            Audit fees ...................................................................................                    3,978
            Legal fees ...................................................................................                    1,889
            Securities pricing fees ......................................................................                    3,856
            Shareholder recordkeeping fees ...............................................................                    3,000
            Other accounting fees (note 2) ...............................................................                    7,350
            Shareholder servicing expenses ...............................................................                    1,003
            Registration and filing expenses .............................................................                      752
            Printing expenses ............................................................................                    1,003
            Trustee fees and meeting expenses ............................................................                    1,237
            Other operating expenses .....................................................................                      639
                                                                                                                           --------

                  Total expenses .........................................................................                   39,098
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 2) ...................................................                  (24,034)
                       Investment advisory fees waived (note 2) ..........................................                   (3,698)
                       Fund administration fees waived (note 2) ..........................................                     (304)
                       Other accounting fees waived (note 2) .............................................                   (3,687)
                                                                                                                           --------

                  Net expenses ...........................................................................                    7,375
                                                                                                                           --------

                       Net investment income .............................................................                    1,295
                                                                                                                           --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investments and foreign currency transactions ..............................                   (7,198)
       Decrease in unrealized appreciation on investments and translation of assets
            and liabilities in foreign currencies ........................................................                  (12,552)
                                                                                                                           --------

            Net realized and unrealized loss on investments ..............................................                  (19,750)
                                                                                                                           --------

                  Net decrease in net assets resulting from operations ...................................                 $(18,455)
                                                                                                                           ========






See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                 STATEMENT OF CHANGES IN NET ASSETS

                                                  For the period from May 28, 1999
                                                   (commencement of operations) to
                                                         September 30, 1999
                                                             (Unaudited)


INCREASE IN NET ASSETS

     Operations
          Net investment income ..............................................................................           $    1,295
          Net realized loss from investments and foreign currency transactions ...............................               (7,198)
          Decrease in unrealized appreciation on investments and translation of assets
              and liabilities in foreign currencies ..........................................................              (12,552)
                                                                                                                         ----------

              Net decrease in net assets resulting from operations ...........................................              (18,455)
                                                                                                                         ----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ...............................            1,258,597
                                                                                                                         ----------

                   Total increase in net assets ..............................................................            1,240,142

NET ASSETS

     Beginning of period .....................................................................................                    0
                                                                                                                         ----------

     End of period (including undistributed net investment income of $1,295) .................................           $1,240,142
                                                                                                                         ==========



(a) A summary of capital share activity follows:


                                                                                                 -----------------------------------
                                                                                                     Shares                Value
                                                                                                 -----------------------------------

Shares sold ............................................................................              126,085            $1,259,112

Shares redeemed ........................................................................                  (52)                 (515)
                                                                                                   ----------            ----------

     Net increase ......................................................................              126,033            $1,258,597
                                                                                                   ==========            ==========













See accompanying notes to financial statements


                                       THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                  For the period from May 28, 1999
                                                   (commencement of operations) to
                                                         September 30, 1999
                                                             (Unaudited)


Net asset value, beginning of period ..................................................................                  $10.00

      Loss from investment operations
           Net investment income ......................................................................                    0.01
           Net realized and unrealized loss on investments and translation of
                assets and liabilities in foreign currencies ..........................................                   (0.17)
                                                                                                                     ----------

                Total from investment operations ......................................................                   (0.16)
                                                                                                                     ----------

Net asset value, end of period ........................................................................                  $ 9.84
                                                                                                                     ==========


Total return ..........................................................................................                   (1.60)%
                                                                                                                     ==========


Ratios/supplemental data

      Net assets, end of period .......................................................................              $1,240,142
                                                                                                                     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............................................                   10.59 %(a)
           After expense reimbursements and waived fees ...............................................                    2.00 %(a)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ..............................................                   (8.25)%(a)
           After expense reimbursements and waived fees ...............................................                    0.36 %(a)


      Portfolio turnover rate .........................................................................                    8.82 %




(a) Annualized.










See accompanying notes to financial statements


             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management International Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified global portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in foreign countries or in the United States. The Fund began operations on May 28, 1999. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund will made a determination each year as to the distribution of its net investment income, if any, and of its realized capital gains, if any, based upon tax considerations both at the Fund level, and the tax considerations of its shareholders. There is no fixed dividend rate, and there can be no assurance as to the payment of any dividends or the realization of any gains.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

              F. Foreign Currency Translation - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



                    The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

                    Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


 NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% on the first $100 million of the average daily net assets of the Fund and 0.75% of the average daily net assets over $100 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 2.00% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived it fee amounting to $3,698 ($0.03 per share) and has voluntarily agreed to reimburse $24,034 of the Fund's operating expenses for the period ended September 30, 1999.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also received a monthly fee of $2,000 for accounting and recordkeeping services during this time period. The contract with the Administrator provides that the aggregate fees for the aforementioned administration fees shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. For the period ended September 30, 1999, the administrator has voluntarily waived a portion of its fees totaling $3,991 ($0.03 per share).

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

             THE BROWN CAPITAL MANAGEMENT INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,291,477 and $95,732, respectively, for the period ended September 30, 1999.

________________________________________________________________________________


                                  [LOGO HERE]

                         BROWN CAPITAL MANAGEMENT FUNDS


________________________________________________________________________________

                  Series of The Nottingham Investment Trust II























                        This Report has been prepared for
                      shareholders and may be distributed
                          to others only if preceded or
                            accompanied by a current
                                   prospectus.

________________________________________________________________________________


                           INVESTEK FIXED INCOME TRUST

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II





                             SEMI-ANNUAL REPORT 1999


                        FOR THE PERIOD ENDED SEPTEMBER 30





                               INVESTMENT ADVISOR
                           Investek Capital Management
                             317 East Capitol Street
                              Post Office Box 2840
                           Jackson, Mississippi 39207
                                 1-601-949-3105


                           INVESTEK FIXED INCOME TRUST
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863




                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.


                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest         Maturity            Value
                                                                      Principal          Rate             Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.60%

     United States Treasury Note ...............................      $600,000          4.250%          11/15/03          $  566,438
     A.I.D. - Equador ..........................................        78,049          7.050%          05/01/15              80,412
     A.I.D. - Ivory Coast ......................................       246,841          8.100%          12/01/06             248,691
     A.I.D. - Peru .............................................       153,844          8.350%          01/01/07             155,460
     Attransco Title XI ........................................       474,760          6.120%          04/01/08             457,373
     B.A.L.T. Conway Partnership Title XI ......................       125,643         10.750%          11/15/03             126,956
     Chilbar Ship Co. Title XI .................................        38,052          6.980%          07/15/01              37,825
     Federal Agricultural Mortgage Corporation
         Series AM-1003 ........................................       649,617          6.820%          04/25/13             628,749
     Federal National Mortgage Association
         Pool #73401 ...........................................       482,289          6.440%          03/01/06             474,493
         Pool #380484 ..........................................       988,238          6.390%          07/01/16             911,346
     Lawrence Steamship Company Title XI .......................       260,493          7.270%          09/01/03             263,100
     Small Business Administration 98-B ........................       935,731          6.150%          02/01/18             891,800
                                                                                                                          ----------

         Total U. S. Government and Agency Obligations (Cost $5,022,863) ..........................................        4,842,643
                                                                                                                          ----------

U. S. GOVERNMENT INSURED OBLIGATIONS - 11.64%

     Federal Housing Authority Project Loan
         Downtowner Apartments .................................       153,238          8.375%          11/01/11             154,851
         GMAC 32 ...............................................        84,440          7.430%          12/01/21              84,985
         Reilly #046 ...........................................       379,315          6.970%          06/01/14             362,545
         USGI #87 ..............................................       409,506          7.430%          08/01/23             411,797
                                                                                                                          ----------

         Total U. S. Government Insured Obligations (Cost $1,034,258) .............................................        1,014,178
                                                                                                                          ----------

CORPORATE OBLIGATIONS - 21.65%

     California Infrastructure SDG&E Series 1997-1 .............       500,000          6.370%          12/26/09             480,156
     Continental Airlines Inc. .................................       464,975          7.750%          07/02/14             463,533
     Great Northern Railroad Series Q ..........................       676,000          2.625%          01/01/10             456,300
     Union Pacific Corporation .................................       477,163          7.280%          04/30/15             485,920
                                                                                                                          ----------

         Total Corporate Obligations (Cost $1,979,326) ............................................................        1,885,909
                                                                                                                          ----------





                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest         Maturity            Value
                                                                      Principal          Rate             Date             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CONVENTIONAL MORTGAGE BACKED SECURITIES - 5.64%

     Prudential Home Mortgage Securities
         REMIC Series 1994-2 Class A8 ..........................      $500,000          6.750%          02/25/24          $  491,563
         (Cost $489,115)                                                                                                  ----------


PRIVATE MORTGAGE BACKED SECURITIES - 0.46%

     National Housing Partnership ..............................        39,916          9.500%          05/01/03              39,939
         (Cost $39,916)                                                                                                   ----------


INVESTMENT COMPANY - 3.93%

     AIM Short Term Prime Fund A ...............................       342,268                                               342,268
         (Cost $342,268)                                                                                                  ----------


Total Value of Investments (Cost $8,907,746 (a)) ...................................                       98.92%         $8,616,500
Other Assets in Excess of Liabilities ..............................................                        1.08%             94,452
                                                                                                          ------          ----------
     Net Assets ....................................................................                      100.00%         $8,710,952
                                                                                                          ======          ==========



     (a) Aggregate cost for financial reporting and federal income tax purposes is the same.
         Unrealized appreciation (depreciation) of investments  for financial  reporting and federal income tax purposes is as follows:

         Unrealized appreciation ........................................................................                 $  23,190
         Unrealized depreciation ........................................................................                  (314,436)
                                                                                                                          ---------

                         Net unrealized depreciation ....................................................                 $(291,246)
                                                                                                                          =========













See accompanying notes to financial statements


                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1999
                                                             (Unaudited)



ASSETS
       Investments, at value (cost $8,907,746) .........................................................                 $8,616,500
       Income receivable ...............................................................................                    109,920
       Other assets ....................................................................................                      1,614
       Due from advisor (note 2) .......................................................................                      4,714
                                                                                                                         ----------

            Total assets ...............................................................................                  8,732,748
                                                                                                                         ----------

LIABILITIES
       Accrued expenses ................................................................................                      5,377
       Disbursements in excess of cash on demand deposit ...............................................                     16,419
                                                                                                                         ----------

            Total liabilities ..........................................................................                     21,796
                                                                                                                         ----------

NET ASSETS
       (applicable to 877,480 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                 $8,710,952
                                                                                                                         ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($8,710,952 / 877,480 shares) ...................................................................                      $9.93
                                                                                                                         ==========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                 $9,318,302
       Undistributed net investment income .............................................................                      1,355
       Accumulated net realized loss on investments ....................................................                   (317,459)
       Net unrealized depreciation on investments ......................................................                   (291,246)
                                                                                                                         ----------
                                                                                                                         $8,710,952
                                                                                                                         ==========













See accompanying notes to financial statements


                                                     INVESTEK FIXED INCOME TRUST

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1999
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Interest .....................................................................................                $ 325,151
            Dividends ....................................................................................                    7,158
                                                                                                                          ---------

                  Total Income ...........................................................................                  332,309
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ............................................................                   22,213
            Fund administration fees (note 2) ............................................................                    6,170
            Custody fees .................................................................................                    3,006
            Registration and filing administration fees (note 2) .........................................                    1,471
            Fund accounting fees (note 2) ................................................................                   12,000
            Audit fees ...................................................................................                    5,825
            Legal fees ...................................................................................                    2,505
            Securities pricing fees ......................................................................                    1,253
            Shareholder recordkeeping fees ...............................................................                    4,500
            Other accounting fees (note 2) ...............................................................                    5,940
            Shareholder servicing expenses ...............................................................                    1,303
            Registration and filing expenses .............................................................                    1,253
            Printing expenses ............................................................................                    2,004
            Trustee fees and meeting expenses ............................................................                    1,854
            Other operating expenses .....................................................................                    1,533
                                                                                                                          ---------

                  Total expenses .........................................................................                   72,830
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ...................................................                   (6,243)
                       Investment advisory fees waived (note 2) ..........................................                  (22,213)
                                                                                                                          ---------

                  Net expenses ...........................................................................                   44,374
                                                                                                                          ---------

                       Net investment income .............................................................                  287,935
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                   19,959
       Decrease in unrealized appreciation on investments ................................................                 (375,062)
                                                                                                                          ---------

            Net realized and unrealized loss on investments ..............................................                 (355,103)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations ...................................                $ (67,168)
                                                                                                                          =========





See accompanying notes to financial statements


                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                      1999                 1999
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
          Net investment income ...........................................................        $   287,935          $   772,074
          Net realized gain from investment transactions ..................................             19,959              174,228
          Decrease in unrealized appreciation on investments ..............................           (375,062)            (137,045)
                                                                                                   -----------          -----------

                Net (decrease) increase in net assets resulting from operations ...........            (67,168)             809,257
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net investment income ...........................................................           (286,637)            (775,430)
                                                                                                   -----------          -----------

     Capital share transactions
          Decrease in net assets resulting from capital share transactions (a) ............         (2,402,013)          (2,466,286)
                                                                                                   -----------          -----------

                   Total decrease in net assets ...........................................         (2,755,818)          (2,432,459)

NET ASSETS

     Beginning of period ..................................................................         11,466,770           13,899,229
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income of $57 at ...............        $ 8,710,952          $11,466,770
                    March 31, 1999 and $1,355 at September 30, 1999)                               ===========          ===========


(a) A summary of capital share activity follows:
                                                    --------------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                                September 30, 1999                          March 31, 1999

                                                           Shares                Value               Shares                Value
                                                    --------------------------------------------------------------------------------

Shares sold ....................................              90,552          $   913,180              158,434          $ 1,670,902
Shares issued for reinvestment
       of distributions ........................              15,167              152,706               50,406              526,027
                                                         -----------          -----------          -----------          -----------

                                                             105,719            1,065,886              208,840            2,196,929

Shares redeemed ................................            (341,929)          (3,467,899)            (442,853)          (4,663,215)
                                                         -----------          -----------          -----------          -----------

     Net decrease ..............................            (236,210)         $(2,402,013)            (234,013)         $(2,466,286)
                                                         ===========          ===========          ===========          ===========








See accompanying notes to financial statements


                                                     INVESTEK FIXED INCOME TRUST

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                   Period ended      Year ended       Year ended       Year ended       Year ended
                                                   September 30,      March 31,        March 31,        March 31,        March 31,
                                                       1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...........         $10.30           $10.31           $ 9.98           $10.11           $ 9.74

    (Loss) income from investment operations
         Net investment income .................           0.30             0.62             0.64             0.65             0.66
         Net realized and unrealized (loss) gain
           on investments ......................          (0.37)           (0.01)            0.33            (0.13)            0.37
                                                    -----------      -----------      -----------      -----------      -----------

              Total from investment operations            (0.07)            0.61             0.97             0.52             1.03
                                                    -----------      -----------      -----------      -----------      -----------

    Distributions to shareholders from
         Net investment income .................          (0.30)           (0.62)           (0.64)           (0.65)           (0.66)
                                                    -----------      -----------      -----------      -----------      -----------

Net asset value, end of period .................         $ 9.93           $10.30           $10.31           $ 9.98           $10.11
                                                    ===========      ===========      ===========      ===========      ===========


Total return ...................................          (0.68)%           5.97%            9.91%            5.38%           10.70%
                                                    ===========      ===========      ===========      ===========      ===========


Ratios/supplemental data

    Net assets, end of period ..................    $ 8,710,952      $11,466,770      $13,899,229      $11,227,141      $12,261,121
                                                    ===========      ===========      ===========      ===========      ===========

    Ratio of expenses to average net assets
         Before expense reimbursements and waived fees     1.48%(a)         1.22%            1.10%            1.20%            1.08%
         After expense reimbursements and waived fees      0.90%(a)         0.90%            0.90%            0.90%            0.87%

    Ratio of net investment income to average net assets
         Before expense reimbursements and waived fees     5.28%(a)         5.53%            6.01%            6.07%            6.02%
         After expense reimbursements and waived fees      5.84%(a)         5.85%            6.21%            6.37%            6.41%

    Portfolio turnover rate ....................          14.40%           50.90%           38.46%           32.94%           16.57%

(a) Annualized.





See accompanying notes to financial statements


                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Investek Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment grade fixed income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $4,924,442 (56.53% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes

                  The Fund has capital loss carryforwards for federal income tax purposes of $335,001, $316,968 of which expires in the year 2003 and $18,033 of which expires in the year 2004. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Investek Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $22,213 ($0.02 per share) and reimbursed expenses totaling $6,243 for the period ended September 30, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $1,366,854 and $3,931,955, respectively, for the period ended September 30, 1999.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 67.41%

     Auto & Trucks - 3.27%
           DaimlerChrysler AG ....................................................                      810              $    56,244
           Delphi Automotive Systems Corporation .................................                    1,048                   16,833
           Ford Motor Company ....................................................                    4,000                  200,250
           General Motors Corporation ............................................                    1,500                   94,406
                                                                                                                         -----------
                                                                                                                             367,733
                                                                                                                         -----------
     Beverages - 0.54%
           PepsiCo, Inc. .........................................................                    2,000                   60,500
                                                                                                                         -----------

     Brewery - 0.96%
           Adolph Coors Company ..................................................                    2,000                  108,250
                                                                                                                         -----------

     Broadcast - Radio & Television - 1.21%
        (a)MediaOne Group, Inc. ..................................................                    2,000                  136,625
                                                                                                                         -----------

     Building Materials - 0.76%
           Louisiana-Pacific Corporation .........................................                    5,500                   85,937
                                                                                                                         -----------

     Commercial Services - 0.79%
           Automatic Data Processing, Inc. .......................................                    2,000                   89,250
                                                                                                                         -----------

     Computers - 5.81%
           Compaq Computer Corporation ...........................................                   16,000                  368,000
        (a)EMC Corporation .......................................................                    4,000                  285,750
                                                                                                                         -----------
                                                                                                                             653,750
                                                                                                                         -----------
     Computer Software & Services - 21.44%
        (a)3Com Corporation ......................................................                    8,500                  244,375
        (a)At Home Corporation ...................................................                    4,000                  165,750
        (a)Brooktrout Inc. .......................................................                    4,300                   59,662
        (a)Cisco Systems, Inc. ...................................................                   12,500                  857,031
        (a)Network Associates, Inc. ..............................................                    5,000                   95,625
        (a)New Era of Networks, Inc. .............................................                   13,000                  281,125
        (a)Novell, Inc. ..........................................................                   10,500                  217,219
        (a)Oracle Corporation ....................................................                    7,000                  318,500
        (a)Parametric Technology Corporation .....................................                   13,000                  175,500
                                                                                                                         -----------
                                                                                                                           2,414,787
                                                                                                                         -----------
     Electronics - 6.74%
        (a)Cree Research, Inc. ...................................................                   12,000                  407,250
           Motorola, Inc. ........................................................                    4,000                  352,000
                                                                                                                         -----------
                                                                                                                             759,250
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Financial - Banks, Commercial - 6.73%
           BankBoston Corporation ................................................                    2,000              $    86,750
           Bank of America Corporation ...........................................                    3,000                  167,063
           First Union Corporation ...............................................                    6,000                  213,375
        (a)Knight/Trimark Group, Inc. ............................................                    3,000                   88,875
           The Bear Stearns Companies Inc. .......................................                    5,250                  201,796
                                                                                                                         -----------
                                                                                                                             757,859
                                                                                                                         -----------
     Foreign Securities - 1.99% (b)
           Alcatel - ADR .........................................................                    4,200                  116,550
           Norsk Hydro ASA - ADR .................................................                    2,500                  107,500
                                                                                                                         -----------
                                                                                                                             224,050
                                                                                                                         -----------
     Industrial Materials - Specialty - 1.31%
        (a)The AES Corporation ...................................................                    2,500                  147,500
                                                                                                                         -----------

     Pharmaceuticals - 2.76%
           McKesson HBOC, Inc. ...................................................                    1,700                   49,300
           Mylan Laboratories Inc. ...............................................                    6,000                  110,250
        (a)Roberts Pharmaceutical Corporation ....................................                    5,000                  151,250
                                                                                                                         -----------
                                                                                                                             310,800
                                                                                                                         -----------
     Restaurants & Food Service - 0.44%
        (a)Starbucks Corporation .................................................                    2,000                   49,563
                                                                                                                         -----------

     Retail - Apparel - 2.26%
           NIKE, Inc. ............................................................                    4,500                  254,813
                                                                                                                         -----------

     Retail - Department Stores - 3.25%
           Sears, Roebuck & Company ..............................................                    7,100                  222,763
           Wal-Mart Stores, Inc. .................................................                    3,000                  142,688
                                                                                                                         -----------
                                                                                                                             365,451
                                                                                                                         -----------
     Telecommunications Equipment - 1.21%
        (a)PairGain Technologies, Inc. ...........................................                   10,000                  127,500
        (a)Premisys Communications, Inc. .........................................                    1,000                    8,313
                                                                                                                         -----------
                                                                                                                             135,813
                                                                                                                         -----------
     Transportation - Air - 0.70%
        (a)US Airways Group, Inc. ................................................                    3,000                   78,750
                                                                                                                         -----------

     Utilities - Telecommunications - 5.24%
           GTE Corporation .......................................................                    2,000                  153,625
        (a)Qwest Communications International Inc. ...............................                    7,300                  215,806



                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Utilities - Telecommunications - (Continued)
           SBC Communications Inc. ...............................................                    2,194              $   112,031
           Sprint Corporation ....................................................                    2,000                  108,500
                                                                                                                         -----------
                                                                                                                             589,962
                                                                                                                         -----------

                          Total Common Stocks (Cost $5,323,865) ...........................................                7,590,643
                                                                                                                         -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Interest             Maturity
                                                         Principal              Rate                 Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 16.72%

           A T & T Corporation .....................     $ 50,000              7.500%              06/01/06                   51,500
           A T & T Corporation .....................       50,000              8.125%              01/15/22                   51,125
           A T & T Corporation .....................       50,000              8.125%              07/15/24                   50,813
           A T & T Corporation .....................      100,000              8.625%              12/01/31                  104,875
           American Express Company ................       50,000              8.625%              05/15/22                   51,408
           Anheuser-Busch Companies, Inc. ..........       25,000              9.000%              12/01/09                   28,708
           Archer Daniels Midland Corporation ......      100,000              6.250%              05/15/03                   99,166
           Archer Daniels Midland Corporation ......       25,000              8.875%              04/15/11                   28,492
           BellSouth Telecommunications ............       50,000              6.250%              05/15/03                   49,813
           BellSouth Telecommunications ............       50,000              7.000%              02/01/05                   50,313
           BellSouth Telecommunications ............       25,000              7.875%              08/01/32                   25,250
           BellSouth Telecommunications ............      125,000              6.750%              10/15/33                  111,250
           The Boeing Company ......................      150,000              8.750%              09/15/31                  172,597
           The Coca-Cola Company ...................       70,000              8.500%              02/01/22                   76,998
           Du Pont (E.I.) De Nemours & Company .....       50,000              8.125%              03/15/04                   52,949
           Du Pont (E.I.) De Nemours & Company .....       50,000              7.950%              01/15/23                   51,017
           Duke Energy Corp ........................       20,000              6.375%              03/01/08                   19,050
           Duke Energy Corp ........................      100,000              6.750%              08/01/25                   90,375
           General Electric Capital Corporation ....      100,000              8.750%              05/21/07                  110,567
           International Business Machines .........       50,000              8.375%              11/01/19                   56,000
           Morgan Stanley Group, Inc. ..............       75,000              7.500%              02/01/24                   73,317
           Pacific Bell ............................      100,000              6.250%              03/01/05                   98,125
           United Parcel Service of America ........       50,000              8.375%              04/01/20                   55,890
           U S West Communications Group ...........       50,000              6.875%              09/15/33                   43,070
           Wachovia Corporation ....................       75,000              6.375%              04/15/03                   74,185
           Wal-Mart Stores, Inc. ...................       25,000              6.500%              06/01/03                   25,069
           Wal-Mart Stores, Inc. ...................      150,000              8.875%              06/29/11                  154,926
           Wal-Mart Stores, Inc. ...................       25,000              8.500%              09/15/24                   26,242
                                                                                                                          ----------

                          Total Corporate Obligations (Cost $1,796,629) ...................................                1,883,090
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 8.99%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ..............................                  506,054              $   506,054
     Evergreen Money Market Treasury Institutional Treasury Money
           Market Fund Institutional Service Shares ..............................                  506,053                  506,053
                                                                                                                         -----------

                          Total Investment Companies (Cost $1,012,107) ....................................                1,012,107
                                                                                                                         -----------


Total Value of Investments (Cost $8,132,601 (c)) .................................                    93.12%             $10,485,840
Other Assets Less Liabilities ....................................................                     6.88%                 775,220
                                                                                                     ------              -----------
     Net Assets ..................................................................                   100.00%             $11,261,060
                                                                                                     ======              ===========


     (a) Non-income producing investment.

     (b) Foreign securities represent securities issued in the United States markets by non-domestic companies.

     (c) Aggregate  cost  for  financial  reporting  and  federal   income  tax  purposes  is   the  same.  Unrealized  appreciation
         (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation .......................................................................              $ 2,891,806
           Unrealized depreciation .......................................................................                 (538,567)
                                                                                                                        -----------

                          Net unrealized appreciation ....................................................              $ 2,353,239
                                                                                                                        ===========


     The following acronym is used in this portfolio:

           ADR - American Depository Receipt











See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $8,132,601) ............................................................              $10,485,840
       Cash ...............................................................................................                  748,625
       Income receivable ..................................................................................                   45,030
       Other assets .......................................................................................                    2,906
                                                                                                                         -----------

            Total assets ..................................................................................               11,282,401
                                                                                                                         -----------

LIABILITIES
       Accrued expenses ...................................................................................                   21,341
                                                                                                                         -----------

NET ASSETS
       (applicable to 723,158 Investor Class Shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ............................................              $11,261,060
                                                                                                                         ===========

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
       ($11,261,060 / 723,158 shares) .....................................................................                   $15.57
                                                                                                                         ===========

OFFERING PRICE PER INVESTOR CLASS SHARE
       (100 / 96.5% of $15.57) ............................................................................                   $16.13
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital ....................................................................................              $ 7,781,899
       Undistributed net investment income ................................................................                    2,019
       Accumulated net realized gain on investments .......................................................                1,123,903
       Net unrealized appreciation on investments .........................................................                2,353,239
                                                                                                                         -----------
                                                                                                                         $11,261,060
                                                                                                                         ===========















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1999
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  71,858
            Dividends ......................................................................................                 58,940
                                                                                                                          ---------

                  Total income .............................................................................                130,798
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 34,186
            Fund administration fees (note 2) ..............................................................                  9,971
            Distribution and service fees - Investor Class Shares (note 3) .................................                 28,488
            Custody fees ...................................................................................                  1,904
            Registration and filing administration fees (note 2) ...........................................                  1,524
            Fund accounting fees (note 2) ..................................................................                 12,000
            Audit fees .....................................................................................                  5,662
            Legal fees .....................................................................................                  2,506
            Securities pricing fees ........................................................................                  3,057
            Shareholder recordkeeping fees .................................................................                  4,500
            Other accounting fees (note 2) .................................................................                  2,006
            Shareholder servicing expenses .................................................................                  2,105
            Registration and filing expenses ...............................................................                  1,754
            Printing expenses ..............................................................................                  1,353
            Trustee fees and meeting expenses ..............................................................                  1,904
            Other operating expenses .......................................................................                  1,353
                                                                                                                          ---------

                  Total expenses ...........................................................................                114,273
                                                                                                                          ---------

                       Net investment income ...............................................................                 16,525
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ......................................................                726,527
       Decrease in unrealized appreciation on investments ..................................................               (546,592)
                                                                                                                          ---------

            Net realized and unrealized gain on investments ................................................                179,935
                                                                                                                          ---------

                  Net increase in net assets resulting from operations .....................................              $ 196,460
                                                                                                                          =========










See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                      1999                 1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ............................................................       $    16,525          $    40,509
          Net realized gain from investment transactions ...................................           726,527            1,210,654
          (Decrease) increase in unrealized appreciation on investments ....................          (546,592)             169,272
                                                                                                   -----------          -----------

              Net increase in net assets resulting from operations .........................           196,460            1,420,435
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net investment income ............................................................           (14,506)             (40,509)
          Net realized gain from investment transactions ...................................                 0             (813,281)
                                                                                                   -----------          -----------

              Decrease in net assets resulting from distributions ..........................           (14,506)            (853,790)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) .............            22,832              601,561
                                                                                                   -----------          -----------

                   Total increase in net assets ............................................           204,786            1,168,206

NET ASSETS

     Beginning of period ...................................................................        11,056,274            9,888,068
                                                                                                   -----------          -----------

     End of period (including undistributed net investment income ..........................       $11,261,060          $11,056,274
                    of $2,019 at September 30, 1999)                                               ===========          ===========



(a) A summary of capital share activity follows:
                                                   ---------------------------------------------------------------------------------
                                                                   Period ended                               Year ended
                                                                September 30, 1999                          March 31, 1999

                                                           Shares                Value               Shares                Value
                                                   ---------------------------------------------------------------------------------

Shares sold ....................................              28,528          $   448,915               65,106          $   969,346
Shares issued for reinvestment
     of distributions ..........................                 912               14,483               57,489              853,665
                                                         -----------          -----------          -----------          -----------

                                                              29,440              463,398              122,595            1,823,011

Shares redeemed ................................             (28,186)            (440,566)             (82,277)          (1,221,450)
                                                         -----------          -----------          -----------          -----------

     Net increase ..............................               1,254          $    22,832               40,318          $   601,561
                                                         ===========          ===========          ===========          ===========




See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                   Period ended      Year ended       Year ended       Year ended       Year ended
                                                   September 30,      March 31,        March 31,        March 31,        March 31,
                                                       1999             1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........           $15.32           $14.51           $12.50           $11.92           $10.75

    Income from investment operations
         Net investment income ...............             0.02             0.06             0.13             0.15             0.19
         Net realized and unrealized gain
           on investments ....................             0.25             2.02             3.93             0.70             1.53
                                                    -----------      -----------      -----------      -----------      -----------

              Total from investment operations             0.27             2.08             4.06             0.85             1.72
                                                    -----------      -----------      -----------      -----------      -----------

    Distributions to shareholders from
         Net investment income ...............            (0.02)           (0.06)           (0.13)           (0.15)           (0.20)
         Tax return of capital ...............             0.00             0.00             0.00            (0.01)            0.00
         Net realized gain from investment
           transactions ......................            (0.00)           (1.21)           (1.92)           (0.11)           (0.35)
                                                    -----------      -----------      -----------      -----------      -----------

              Total distributions ............            (0.02)           (1.27)           (2.05)           (0.27)           (0.55)
                                                    -----------      -----------      -----------      -----------      -----------

Net asset value, end of period ...............           $15.57           $15.32           $14.51           $12.50           $11.92
                                                    ===========      ===========      ===========      ===========      ===========

Total return (a) .............................             1.76%           14.67%           32.89%           7.08%            16.16%
                                                    ===========      ===========      ===========      ===========      ===========

Ratios/supplemental data

    Net assets, end of period ................      $11,261,060      $11,056,274      $ 9,888,068      $ 7,738,255      $ 7,551,803
                                                    ===========      ===========      ===========      ===========      ===========

    Ratio of expenses to average net assets
         Before expense reimbursements and waived fees     2.02%(b)         2.15%            2.12%            2.38%            2.56%
         After expense reimbursements and waived fees      2.02%(b)         2.15%            2.12%            2.38%            2.33%

    Ratio of net investment income to average net assets
         Before expense reimbursements and waived fees     0.30%(b)         0.40%            0.91%            1.12%            1.44%
         After expense reimbursements and waived fees      0.30%(b)         0.40%            0.91%            1.12%            1.66%

    Portfolio turnover rate ..................            20.65%           70.65%           33.50%            7.31%           12.33%





(a) Total return does not reflect payment of a sales charge.
(b) Annualized.

                                                                                 See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class of shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor Class shares have been issued by the Fund. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.


              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month.

              NC Shareholder Services, LLC (the "Transfer Agent") serves as the Funds' transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1999, the Distributor retained sales charges in the amount of $554.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class shares'
              average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class shares' average daily net assets. The Fund incurred $28,488 of such expenses under the Plan for the period ended September 30, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,934,007 and $2,224,282, respectively, for the period ended September 30, 1999.

--------------------------------------------------------------------------------

                            WST GROWTH & INCOME FUND

--------------------------------------------------------------------------------


                 a series of The Nottingham Investment Trust II


                             SEMI-ANNUAL REPORT 1999

                        FOR THE PERIOD ENDED SEPTEMBER 30


                               INVESTMENT ADVISOR
                 Wilbanks, Smith & Thomas Asset Management, Inc.
                        One Commercial Place, Suite 1450
                             Norfolk, Virginia 23510


                            WST GROWTH & INCOME FUND
                           105 North Washington Street
                              Post Office Drawer 69
                     Rocky Mount, North Carolina 27802-0069
                                 1-800-525-3863


                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.


                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                   Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 92.61%

       Beverages - 2.68%
            PepsiCo, Inc. ......................................................                    14,000                $  423,500
                                                                                                                          ----------

       Broadcast - Radio & Television - 2.54%
         (a)Cox Communications, Inc. ...........................................                     9,600                   400,800
                                                                                                                          ----------

       Commercial Services - 1.73%
         (a)ACNielsen Corporation ..............................................                    12,000                   273,750
                                                                                                                          ----------

       Computers - 2.36%
            International Business Machines ....................................                     2,000                   242,750
         (a)Sun Microsystems, Inc. .............................................                     1,400                   130,200
                                                                                                                          ----------
                                                                                                                             372,950
                                                                                                                          ----------
       Computer Software & Services - 6.70%
            First Data Corporation .............................................                     7,000                   307,125
         (a)Oracle Corporation .................................................                    16,500                   750,750
                                                                                                                          ----------
                                                                                                                           1,057,875
                                                                                                                          ----------
       Cosmetics & Personal Care - 4.54%
            Colgate-Palmolive Company ..........................................                     2,000                    91,500
            Gillette Company ...................................................                     8,000                   271,500
         (a)Playtex Products, Inc. .............................................                    24,000                   354,000
                                                                                                                          ----------
                                                                                                                             717,000
                                                                                                                          ----------
       Direct Marketing - 1.13%
         (a)TeleSpectrum Worldwide Inc. ........................................                    30,000                   178,125
                                                                                                                          ----------

       Diversified Manufacturing - 1.88%
            General Electric Company ...........................................                     2,500                   296,406
                                                                                                                          ----------

       Electronics - Semiconductor - 2.82%
            Intel Corporation ..................................................                     6,000                   445,875
                                                                                                                          ----------

       Entertainment - 2.48%
            Carnival Corporation ...............................................                     9,000                   391,500
                                                                                                                          ----------

       Financial - Banks, Commercial - 7.41%
            Bank of America Corporation ........................................                     7,000                   389,812
            Chase Manhattan Corporation ........................................                     2,400                   180,900
            Citigroup Inc. .....................................................                     7,500                   330,000
            Resource Bankshares Corporation ....................................                    17,800                   269,225
                                                                                                                          ----------
                                                                                                                           1,169,937
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                   Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

Financial - Securities Brokers - 0.43%
     The Charles Schwab Corporation ..........................................                      2,000                 $   67,375
                                                                                                                          ----------

Financial Services - 6.97%
     American Express Company ................................................                      2,000                    269,250
     Equifax, Inc. ...........................................................                     14,000                    392,875
     Fannie Mae ..............................................................                      7,000                    438,812
                                                                                                                          ----------
                                                                                                                           1,100,937
                                                                                                                          ----------
Insurance - Life & Health - 2.12%
     AFLAC, Incorporated .....................................................                      8,000                    335,000
                                                                                                                          ----------

Insurance - Multiline - 2.75%
     American International Group, Inc. ......................................                      5,000                    434,687
                                                                                                                          ----------

Manufacturing - Miscellaneous - 7.24%
     AlliedSignal, Inc. ......................................................                      7,000                    419,562
     Tyco International Ltd. .................................................                      7,000                    722,750
                                                                                                                          ----------
                                                                                                                           1,142,312
                                                                                                                          ----------
Medical Supplies - 1.92%
     Johnson & Johnson .......................................................                      3,300                    303,188
                                                                                                                          ----------

Multimedia - 3.18%
     The Walt Disney Company .................................................                     10,000                    258,750
     Time Warner, Inc. .......................................................                      4,000                    243,000
                                                                                                                          ----------
                                                                                                                             501,750
                                                                                                                          ----------
Office Automation & Equipment - 2.66%
     Xerox Corporation .......................................................                     10,000                    419,375
                                                                                                                          ----------

Oil & Gas - Exploration - 0.77%
     Mobil Corporation .......................................................                      1,200                    120,900
                                                                                                                          ----------

Pharmaceuticals - 5.00%
     Bristol-Meyers Squibb ...................................................                      3,000                    202,500
     Merck & Co., Inc. .......................................................                      6,000                    388,875
     Pharmacia & Upjohn ......................................................                      4,000                    198,500
                                                                                                                          ----------
                                                                                                                             789,875
                                                                                                                          ----------
Publishing - Newspapers - 2.38%
     The New York Times Company ..............................................                     10,000                    375,000
                                                                                                                          ----------

Restaurants & Food Service - 2.18%
     McDonald's Corporation ..................................................                      8,000                    344,000
                                                                                                                          ----------




                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                   Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

Retail - General Merchandise - 3.04%
     Dollar Tree Stores, Inc. ................................................                     12,000                 $  479,250
                                                                                                                          ----------

Retail - Specialty Line - 5.06%
     CVS Corporation .........................................................                     10,000                    408,125
     Lowe's Companies, Inc. ..................................................                      8,000                    390,000
                                                                                                                          ----------
                                                                                                                             798,125
                                                                                                                          ----------
Telecommunications - 8.77%
     A T & T Corporation .....................................................                      8,143                    354,221
     Lucent Technologies, Inc. ...............................................                      3,000                    194,625
  (a)MCI WorldCom, Inc. ......................................................                      9,500                    682,813
     Nortel Networks Corporation .............................................                      3,000                    153,000
                                                                                                                          ----------
                                                                                                                           1,384,659
                                                                                                                          ----------
Utilities - Electric - 1.87%
     MidAmerican Energy Holdings Co. .........................................                     10,000                    295,000
                                                                                                                          ----------

     Total Common Stocks (Cost $12,841,614) ..................................                                            14,619,151
                                                                                                                          ----------


                                                                                           Interest     Maturity
                                                                               Principal     Rate         Date
                                                                               ---------   --------      -------
CORPORATE OBLIGATION - 2.36%

       Macsaver Financial Services............................................  $500,000     7.875%      8/01/03             372,500
        (Cost $439,368)                                                                                                  -----------


                                                                                                   Shares
                                                                                                 ----------
INVESTMENT COMPANIES - 4.62%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..................................             27,640                    27,640
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ............................            701,516                   701,516
                                                                                                                         -----------

            Total Investment Companies (Cost $729,157) ................................                                      729,157
                                                                                                                         -----------


Total Value of Investments (Cost $ 14,010,139 (b)) ....................................              99.59 %             $15,720,808
Other Assets Less Liabilities .........................................................               0.41 %                  64,136
                                                                                                    --------             -----------
       Net Assets .....................................................................             100.00 %             $15,784,944
                                                                                                    ========             ===========



                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1999
                                                             (Unaudited)


       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  federal  income tax  purposes  is  $14,074,847.
            Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:


                    Unrealized appreciation .......................................................                     $ 2,600,009
                    Unrealized depreciation .......................................................                        (954,048)
                                                                                                                        -----------

                         Net unrealized appreciation ..............................................                       1,645,961
                                                                                                                        ===========


































See accompanying notes to financial statements

                                                     WST GROWTH & INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1999
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $14,010,139) .........................................................              $ 15,720,808
       Income receivable ................................................................................                    17,052
       Receivable for fund shares sold ..................................................................                    26,926
       Other assets .....................................................................................                    12,302
       Deferred organization expenses, net (note 4) .....................................................                    24,650
                                                                                                                       ------------

            Total assets ................................................................................                15,801,738
                                                                                                                       ------------

LIABILITIES
       Accrued expenses .................................................................................                    16,794
                                                                                                                       ------------

NET ASSETS ..............................................................................................              $ 15,784,944
                                                                                                                       ============

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................              $ 14,469,383
       Accumulated net realized loss on investments .....................................................                  (395,108)
       Net unrealized appreciation on investments .......................................................                 1,710,669
                                                                                                                       ------------
                                                                                                                       $ 15,784,944
                                                                                                                       ============

CLASS C
       Net asset value, redemption and maximum offering price per share
           ($89,487 / 7,365 shares) ....................................................................               $      12.15
                                                                                                                       ============

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
           ($12,859,141 / 1,046,584 shares) ............................................................               $      12.29
                                                                                                                       ============

INVESTOR CLASS
       Net asset value, redemption and offering price per share
           ($2,836,316 / 233,186 shares) ................................................................              $      12.16
                                                                                                                       ============
       Maximum offering price per share (100 / 96.25% of $12.16) ........................................              $      12.63
                                                                                                                       ============


















See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1999
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Interest ......................................................................................               $  27,612
            Dividends .....................................................................................                  77,081
                                                                                                                          ---------

                  Total income ............................................................................                 104,693
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  59,710
            Fund administration fees (note 2) .............................................................                  13,932
            Distribution and service fees - Investor class (note 3) .......................................                   7,471
            Distribution and service fees - Class C (note 3) ..............................................                     202
            Custody fees ..................................................................................                   1,750
            Registration and filing administration fees (note 2) ..........................................                   2,767
            Fund accounting fees (note 2) .................................................................                  19,500
            Audit fees ....................................................................................                   5,651
            Legal fees ....................................................................................                   3,599
            Securities pricing fees .......................................................................                   1,406
            Shareholder recordkeeping fees ................................................................                   4,500
            Shareholder servicing expenses ................................................................                   2,254
            Registration and filing expenses ..............................................................                   3,007
            Printing expenses .............................................................................                   3,978
            Amortization of deferred organization expenses (note 4) .......................................                   4,125
            Trustee fees and meeting expenses .............................................................                   1,880
            Other operating expenses ......................................................................                   1,347
                                                                                                                          ---------

                  Total expenses ..........................................................................                 137,079
                                                                                                                          ---------

                  Less investment advisory fees waived (note 2) ...........................................                  (2,910)
                                                                                                                          ---------

                  Net expenses ............................................................................                 134,169
                                                                                                                          ---------

                       Net investment loss ................................................................                 (29,476)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 226,015
       Decrease in unrealized appreciation on investments .................................................                (873,085)
                                                                                                                          ---------

            Net realized and unrealized loss on investments ...............................................                (647,070)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations ....................................               $(676,546)
                                                                                                                          =========






See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended          Year ended
                                                                                                   September 30,           March 31,
                                                                                                           1999                1999
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
     Operations
         Net investment loss ...............................................................       $    (29,476)       $     (8,424)
         Net realized income (loss) from investment transactions ...........................            226,015            (578,937)
         (Decrease) increase in unrealized appreciation on investments .....................           (873,085)          1,853,775
                                                                                                   ------------        ------------

              Net (decrease) increase in net assets resulting from operations ..............           (676,546)          1,266,414
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a) ..............          2,502,968           5,552,729
                                                                                                   ------------        ------------

                   Total increase in net assets ............................................          1,826,422           6,819,143
NET ASSETS
     Beginning of period ...................................................................         13,958,522           7,139,379
                                                                                                   ------------        ------------

     End of period .........................................................................       $ 15,784,944        $ 13,958,522
                                                                                                   ============        ============

(a) A summary of capital share activity follows:
                                                                         Period ended                           Year ended
                                                                      September 30, 1999                      March 31, 1999
                                                                    Shares            Value              Shares            Value
                                                                  ----------        ----------        -----------       -----------
------------------------------------------------------------
CLASS C (a)
------------------------------------------------------------

Shares sold ................................................            7,365       $    94,999                 0       $         0
Shares redeemed ............................................                0                 0                 0                 0
                                                                  -----------       -----------       -----------       -----------

     Net increase ..........................................            7,365       $    94,999                 0       $         0
                                                                  ===========       ===========       ===========       ===========

-------------------------------------------------------------
INSTITUTIONAL CLASS
-------------------------------------------------------------

Shares sold ................................................          189,826       $ 2,460,823           361,611       $ 4,344,114
Shares redeemed ............................................          (37,558)         (480,835)          (32,095)         (380,601)
                                                                  -----------       -----------       -----------       -----------

     Net increase ..........................................          152,268       $ 1,979,988           329,516       $ 3,963,513
                                                                  ===========       ===========       ===========       ===========

------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------

Shares sold ................................................           56,437       $   726,392           143,763       $ 1,721,117
Shares redeemed ............................................          (23,615)         (298,411)          (11,169)         (131,901)
                                                                  -----------       -----------       -----------       -----------

     Net increase ..........................................           32,822       $   427,981           132,594       $ 1,589,216
                                                                  ===========       ===========       ===========       ===========

------------------------------------------------------------
FUND SUMMARY
------------------------------------------------------------

Shares sold ................................................          253,628       $ 3,282,214           505,374       $ 6,065,231
Shares redeemed ............................................          (61,173)         (779,246)          (43,264)         (512,502)
                                                                  -----------       -----------       -----------       -----------

     Net increase ..........................................          192,455       $ 2,502,968           462,110       $ 5,552,729
                                                                  ===========       ===========       ===========       ===========


(a) For the period beginning May 20, 1999 (date of initial public investment) through September 30, 1999.

See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                         INSTITUTIONAL CLASS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          For the
                                                                                                                      period from
                                                                                                               September 30, 1997
                                                                                                          (date of initial public
                                                                         Period ended          Year ended          investment) to
                                                                         September 30,          March 31,                March 31,
                                                                             1999                  1999                      1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...............................  $           12.77      $         11.29      $          10.02

      (Loss) income from investment operations
           Net investment loss.....................................              (0.02)                0.00                  0.00
           Net realized and unrealized (loss) gain on investments..              (0.46)                1.48                  1.27
                                                                       ----------------       --------------       ---------------
                Total from investment operations...................              (0.48)                1.48                  1.27
                                                                       ----------------       --------------       ---------------

Net asset value, end of period.....................................  $           12.29      $         12.77      $          11.29
                                                                       ================       ==============       ===============

Total return (a)...................................................              (3.76)%              13.11 %               12.72 %
                                                                       ================       ==============       ===============

Ratios/supplemental data
      Net assets, end of period....................................  $      12,859,141      $    11,419,391      $      6,376,193
                                                                       ================       ==============       ===============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...........               1.62 %(b)            2.08 %                3.15 %
           After expense reimbursements and waived fees............               1.60 %(b)            1.75 %                1.75 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees...........              (0.31)%(b)           (0.35)%               (1.31)%
           After expense reimbursements and waived fees............              (0.27)%(b)           (0.01)%                0.09 %

      Portfolio turnover rate                                                    24.50 %              31.11 %               23.64 %



(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized.









See accompanying notes to financial statements                                                                           (Continued)

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                           INVESTOR CLASS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the
                                                                                                                 period from
                                                                                                               October 3, 1997
                                                                                                           (date of initial public
                                                                      Period ended           Year ended        investment) to
                                                                      September 30,           March 31,           March 31,
                                                                           1999                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                               $          12.67      $         11.26      $       10.22

      (Loss) income from investment operations
           Net investment loss.....................................           (0.05)               (0.04)             (0.01)
           Net realized and unrealized (loss) gain on investments..           (0.46)                1.45               1.05
                                                                     ---------------       --------------       ------------
                Total from investment operations...................           (0.51)                1.41               1.04
                                                                     ---------------       --------------       ------------

Net asset value, end of period                                     $          12.16      $         12.67      $       11.26
                                                                     ===============       ==============       ============

Total return (a)                                                              (4.03)%              12.52 %            10.52 %
                                                                     ===============       ==============       ============

Ratios/supplemental data
      Net assets, end of period                                    $      2,836,316      $     2,539,131      $     763,186
                                                                     ===============       ==============       ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees...........            2.14 %  (b)          2.56 %             3.63 %  (b)
           After expense reimbursements and waived fees............            2.09 %  (b)          2.25 %             2.09 %  (b)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees...........           (0.82)%  (b)         (0.84)%            (1.70)%  (b)
           After expense reimbursements and waived fees............           (0.77)%  (b)         (0.53)%            (0.31)%  (b)

      Portfolio turnover rate                                                 24.50 %              31.11 %            23.64 %






(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized.

See accompanying notes to financial statements                                                                           (Continued)

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                               CLASS C
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the
                                                                                               period from
                                                                                              May 20, 1999
                                                                                         (date of initial public
                                                                                             investment) to
                                                                                              September 30,
                                                                                                  1999
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period...........................................            $        13.05

      Loss from investment operations
           Net investment loss.................................................                     (0.04)
           Net realized and unrealized loss on investments.....................                     (0.86)
                                                                                             -------------
                Total from investment operations...............................                     (0.90)
                                                                                             -------------

Net asset value, end of period.................................................            $        12.15
                                                                                             =============

Total return (a)...............................................................                     (6.18)%
                                                                                             =============

Ratios/supplemental data
      Net assets, end of period................................................            $       89,487
                                                                                             =============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees.......................                      4.33 %  (b)
           After expense reimbursements and waived fees........................                      2.33 %  (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees.......................                     (0.63)%  (b)
           After expense reimbursements and waived fees.......................                      (0.96)%  (b)

      Portfolio turnover rate                                                                       24.50 %






(a)   Total return does not reflect payment of a sales charge.
(b)   Annualized.

See accompanying notes to financial statements

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth & Income Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 9, 1997. The investment objective of the fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Board of Trustees of the Trust approved on March 15, 1999 a plan to authorize a new class of shares designated as Class C Shares. On May 20, 1999, the Class C Shares became effective.
         The Fund has an unlimited number of authorized shares, which are divided into three classes - Institutional Shares, Investor Shares, and Class C.


         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Class C and Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of 3.75%. All three classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $384,452, of which $42,186 expires in the year 2006 and $342,266 expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $29,476 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)


                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.
                  Dividend income is recorded on the ex-dividend date

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class, a maximum of 2.25% of the average daily net assets of the Fund's Investor Class, and a maximum of 2.50% of the average daily net assets of the Fund's Class C. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $2,910 for the period ended September 30, 1999.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1999
                                   (Unaudited)


         assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $4,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor and Class C Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% and 0.75% per annum of the average daily net assets of Investor Shares and Class C Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class and Class C Shares' average daily net assets. The Fund incurred $7,471 of such expenses for the Investor class and $202 of such expenses for the Class C shares under the Plan for the period ended September 30, 1999.


NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $5,900,765 and $3,662,926, respectively, for the period ended September 30, 1999.